2000



                               SHAREHOLDER REPORTS



                               [GRAPHIC OMITTED]



                             TD WATERHOUSE FAMILY
                                 OF FUNDS,INC.



                           TD WATERHOUSE DOW 30 FUND


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                         |              2000             |
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                         |                               |
                         |      SEMIANNUAL REPORT        |
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                         |        April 30, 2000         |
                         |          (Unaudited)          |
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                         |     TD WATERHOUSE FAMILY      |
                         |         OF FUNDS,INC.         |
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                         |      Three money market       |
                         |         portfolios to         |
                         |         choose from:          |
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                         |         Money Market          |
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                         |         U.S. Government       |
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                         |           Municipal           |
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                                                 TD WATERHOUSE FAMILY OF FUNDS, INC.
                                              BOARD OF DIRECTORS AND EXECUTIVE OFFICERS


DIRECTORS                                                                          EXECUTIVE OFFICERS
George F. Staudter                        Carolyn B. Lewis                         George A. Rio*
Director of Koger Equity, Inc.            President of                             President, Treasurer
Independent Financial Consultant          The CBL Group                            and Chief Financial Officer

Richard W. Dalrymple                      Lawrence J. Toal                         Christopher J. Kelley*
President of Teamwork Mgmt., Inc.         Chairman/President/CEO of                Vice President and Secretary
                                          Dime Bancorp, Inc.
*Affiliated person of the Distributor



                                                TD WATERHOUSE ASSET MANAGEMENT, INC.
                                              BOARD OF DIRECTORS AND EXECUTIVE OFFICERS


DIRECTORS
Lawrence M. Waterhouse, Jr.               Frank J. Petrilli                        Richard H. Neiman
Chairman                                  Chairman, President and                  Executive Vice President,
TD Waterhouse Holdings, Inc.              Chief Executive Officer                  General Counsel and Secretary


SENIOR OFFICERS
David A. Hartman                          B. Kevin Sterns                          Michele R. Teichner
Senior Vice President                     Executive Vice President                 Senior Vice President
Chief Investment Officer                  Chief Financial Officer & Treasurer      Compliance, Operations
                                                                                   & Administration



                                                          SERVICE PROVIDERS


         INVESTMENT MANAGER                         TRANSFER AGENT                     INDEPENDENT AUDITORS
 TD Waterhouse Asset Management, Inc.      National Investor Services Corp.              Ernst & Young LLP
           100 Wall Street                          55 Water Street                     787 Seventh Avenue
         New York, NY 10005                       New York, NY 10041                    New York, NY 10019

           ADMINISTRATOR &                             CUSTODIAN                           LEGAL COUNSEL
        SHAREHOLDER SERVICING                    The Bank of New York                 Swidler Berlin Shereff
TD Waterhouse Investor Services, Inc.               100 Church Street                       Friedman, LLP
           100 Wall Street                        New York, NY 10286                   405 Lexington Avenue
         New York, NY 10005                                                             New York, NY 10174
     Customer Service Department                      DISTRIBUTOR
           1-800-934-4448                       Funds Distributor, Inc.            INDEPENDENT DIRECTORS COUNSEL
                                                    60 State Street                   Willkie Farr & Gallagher
                                                   Boston, MA 02109                    153 East 53rd Street
                                                                                        New York, NY 10022

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                       TD WATERHOUSE FAMILY OF FUNDS, INC.

DEAR SHAREHOLDER:
--------------------------------------------------------------------------------
I am pleased to provide you with the TD  Waterhouse  Family of Funds, Inc. (the
"Fund") semiannual report for the period ended April 30, 2000.

During the period,  each of the Money  Market,  U.S.  Government  and  Municipal
Portfolios attempted to provide maximum current income from high quality money market securities while maintaining a conservative investment portfolio to ensure safety of principal. By April 30, 2000, assets in the three Portfolios increased to a total of $6.7 billion.

PORTFOLIO RESULTS*
For the six months ended April 30, 2000, the three money market Portfolios had the following yields and returns.**

o The Money Market Portfolio had a seven-day yield of 5.55% at April 30, 2000, an annualized yield of 5.40% and an annualized return of 5.29%.

o    The U. S. Government  Portfolio had a seven-day yield of 5.05% at April 30,
     2000, an annualized current yield of 5.06% and an annualized return of 5.10%.

o The Municipal Portfolio had a seven-day yield of 3.81% at April 30, 2000, a tax equivalent seven-day yield of 5.95% at April 30, 2000, an annualized current yield of 3.11%, an annualized taxable equivalent yield of 4.86%, an annualized return of 3.13%, and a taxable equivalent return of 4.89%(1).

COMMENTARY
First  quarter 2000 Real Gross  Domestic  Product (GDP) growth was more than 5%.
With unemployment at a 30 year low, the underlying trend in core inflation appears to be rising. The Federal Reserve Open Market Committee ("FOMC") raised the Federal Funds and Discount Rate targets by 1/2 of 1 percent on May 16, 2000.
This was in addition to two previous increases of 1/4 of 1 percent since our last report. In its comments at the time of the latest increase, the FOMC also indicated that "...risks are weighted mainly toward conditions that may generate heightened inflation pressures in the foreseeable future," which might indicate a willingness to increase the Fed Funds rate again if the economy continues to show strong growth. The pace and size of future increases are of great significance to us in assessing market conditions.

Having shortened the average maturity of the Portfolios over the past two quarters in anticipation of the FOMC increases, we have recently taken advantage of higher rates to establish a slightly longer average maturity. We still maintain a significant portion of the Portfolios in very short-term securities to retain our flexibility in the face of increasing uncertainty in the fixed income markets.

We look forward to continuing to meet your expanding investment needs in the years to come.

Sincerely,

/s/ Frank J. Petrilli
Frank J. Petrilli
President and Chief Operating Officer
TD Waterhouse Group, Inc.

June 8, 2000
[FN]
*    An investment in a money market  portfolio is not insured nor guaranteed by the  Federal  Deposit  Insurance  Corporation  or  any  government  agency.
     Although,  the Portfolios  seek to preserve the value of your investment at
     $1.00  per  share,  it is  possible  to  lose  money  by  investing  in the
     Portfolios.
**   These  returns are based on a constant  investment  throughout  the period, include  reinvestment  of  dividends  and  reflect  a  net  return  to  the shareholder  after all  expenses,  inclusive  of fee  waivers.  For the six months  ended April 30, 2000,  the  Investment  Manager and its  affiliates waived a portion of their fees for the Money Market,  U. S.  Government and
     Municipal  Portfolios.  Without these fee waivers in effect,  the seven-day yields at April 30, 2000,  annualized current yields and annualized returns respectively,  would have been 5.38%,  5.23% and 5.12% for the Money Market
     Portfolio,  4.86%,  4.87% and 4.91% for the U.S  Government  Portfolio  and
     3.59%, 2.89% and 2.91% for the Municipal  Portfolio.  The taxable seven-day yield at April 30, 2000, annualized taxable equivalent yield and return for
     the  Municipal   Portfolio   would  have  been  5.61%,   4.55%  and  4.52%,
     respectively.  The  seven-day  yield  more  closely  reflects  the  current earnings of a Portfolio  than the  annualized  current yield and annualized total return. Yield will fluctuate.
(1)  Taxable  equivalent  return and yield at 36%  marginal  federal  income tax rate.

Distributor: Funds Distributor, Inc.
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                                TABLE OF CONTENTS
                         ---------------------------------


        Statements of Assets and Liabilities...........................7


        Statements of Operations.......................................8


        Statements of Changes in Net Assets............................9


        Financial Highlights..........................................10


        Notes to Financial Statements.................................13


        Money Market Portfolio
           Schedule of Investments....................................16


        U.S. Government Portfolio
           Schedule of Investments....................................20


        Municipal Portfolio
           Schedule of Investments....................................22


        Notes to Schedules of Investments.............................28


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                                                 TD WATERHOUSE FAMILY OF FUNDS, INC.


                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                           April 30, 2000
                                                             (Unaudited)


                                                                     Money                 U.S.
                                                                    Market              Government             Municipal
                                                                   Portfolio             Portfolio             Portfolio

       ASSETS
         Investments in securities, at value (including
           repurchase agreements of $108,650,000,
           $182,302,000, and $0, respectively) (Note 2)      $    5,379,761,601     $      970,848,179     $     466,754,771
         Cash                                                           200,421                    274               189,075
         Interest receivable                                         38,234,817              4,997,721             3,220,230
         Other assets                                                    49,610                  8,072                 5,146
                                                             ------------------     ------------------     -----------------
                  TOTAL ASSETS                                    5,418,246,449            975,854,246           470,169,222


       LIABILITIES
         Dividends payable to shareholders                            2,363,459                416,894               153,800
         Payable for securities purchased                           121,608,552             28,002,134                    --
         Payable to Investment Manager and
           affiliates (Note 3)                                        3,290,550                562,216               284,372
         Accrued expenses and other liabilities                          47,657                 67,540                30,237
                                                             ------------------     ------------------     -----------------

                  TOTAL LIABILITIES                                 127,310,218             29,048,784               468,409
                                                             ------------------     ------------------     -----------------


       NET ASSETS                                            $    5,290,936,231     $      946,805,462     $     469,700,813
                                                             ==================     ==================     =================


         Net assets consist of:
         Paid-in capital                                     $    5,291,163,416     $      946,809,132     $     469,719,021
         Accumulated net realized losses from
           security transactions                                       (227,185)                (3,670)              (18,208)
                                                             ------------------     ------------------     -----------------

         Net assets, at value                                $    5,290,936,231     $      946,805,462     $     469,700,813
                                                             ==================     ==================     =================

         Shares  outstanding  ($.0001 par value  common
           stock,  50 billion,  20 billion, and 10 billion
           shares authorized, respectively)                       5,291,163,416            946,809,132           469,719,021
                                                             ==================     ==================     =================

         Net asset value, redemption price and offering
           price per share (Note 2)                          $             1.00     $             1.00     $            1.00
                                                             ==================     ==================     =================


                                  PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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                                                 TD WATERHOUSE FAMILY OF FUNDS, INC.


                                                      STATEMENTS OF OPERATIONS
                                               For the Six Months Ended April 30, 2000
                                                             (Unaudited)


                                                                     Money                 U.S.
                                                                    Market              Government             Municipal
                                                                   Portfolio             Portfolio             Portfolio

       INVESTMENT INCOME
         Interest income                                     $      157,826,709     $       26,528,422     $       9,651,365
                                                             ------------------     ------------------     -----------------


       EXPENSES
         Investment management fees (Note 3)                          8,617,393              1,598,841               877,875
         Shareholder servicing fees (Note 3)                          6,415,209              1,142,029               627,054
         Transfer agent fees (Note 3)                                 5,132,167                913,624               501,643
         Administration fees (Note 3)                                 2,566,083                456,812               250,821
         Shareholder reports and mailing                                291,921                 78,707                40,903
         Registration fees                                              277,434                 69,877                53,850
         Custody fees (Note 2)                                          142,731                 27,101                20,000
         Professional fees                                               12,145                  8,706                 4,693
         Directors' fees                                                  4,889                  4,889                 4,889
         Other expenses                                                  60,786                 13,631                14,216
                                                             ------------------     ------------------     -----------------
         TOTAL EXPENSES                                              23,520,758              4,314,217             2,395,944

         Fees waived / expenses reimbursed by the
           Investment Manager and its affiliates (Note 3)            (4,273,094)              (885,174)             (539,262)
                                                             ------------------     ------------------     -----------------
         NET EXPENSES                                                19,247,664              3,429,043             1,856,682
                                                             ------------------     ------------------     -----------------

         NET INVESTMENT INCOME                                      138,579,045             23,099,379             7,794,683
                                                             ------------------     ------------------     -----------------


       NET REALIZED LOSSES FROM
         SECURITY TRANSACTIONS                                         (169,581)                (2,512)              (13,715)
                                                             ------------------     ------------------     -----------------


       NET INCREASE IN NET ASSETS
         FROM OPERATIONS                                     $      138,409,464     $       23,096,867     $       7,780,968
                                                             ==================     ==================     =================



                                       PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.


                                            STATEMENTS OF CHANGES IN NET ASSETS


                                                  Money                             U.S.
                                                 Market                          Government                       Municipal
                                                Portfolio                         Portfolio                       Portfolio

                                       Six Months                        Six Months                      Six Months
                                          Ended            Year             Ended           Year            Ended          Year
                                        April 30,          Ended          April 30,         Ended         April 30,        Ended
                                          2000          October 31,         2000         October 31,        2000        October 31,
                                       (Unaudited)         1999          (Unaudited)        1999         (Unaudited)       1999
                                     ------------      -----------      -----------      ----------     -----------     ----------

OPERATIONS:
   Net investment income             $  138,579,045  $   179,330,810  $   23,099,379  $    29,879,648  $   7,794,683 $   11,246,206
   Net realized gains (losses)
       from security transactions          (169,581)         (54,821)         (2,512)           2,543        (13,715)        (3,652)
                                    ---------------  --------------- ---------------  ---------------  ------------- --------------
Net increase in net assets
   from operations                      138,409,464      179,275,989      23,096,867       29,882,191      7,780,968     11,242,554
                                    ---------------  --------------- ---------------  ---------------  ------------- --------------

DISTRIBUTIONS TO
SHAREHOLDERS:
   From net investment income          (138,579,045)    (179,330,810)    (23,099,379)     (29,879,648)    (7,794,683)   (11,246,206)
                                    ---------------  --------------- ---------------  ---------------  ------------- --------------

CAPITAL SHARE
TRANSACTIONS
($1.00 per share):
   Proceeds from shares sold         18,649,158,601   21,183,221,750   2,707,787,670    2,840,728,249  1,246,416,071  1,668,809,031
   Shares issued in reinvestment
      of dividends                      138,057,264      178,243,250      23,029,795       29,660,883      7,755,353     11,184,591
   Payments for shares redeemed     (18,142,378,644) (19,672,867,482) (2,664,729,744)  (2,527,075,190)(1,271,593,590)(1,573,943,722)
                                    ---------------  --------------- ---------------  ---------------  ------------- --------------

Net increase (decrease) in net assets
   from capital share transactions      644,837,221    1,688,597,518      66,087,721      343,313,942    (17,422,166)   106,049,900
                                    ---------------  --------------- ---------------  ---------------  ------------- --------------


TOTAL INCREASE (DECREASE) IN
NET ASSETS                              644,667,640    1,688,542,697      66,085,209      343,316,485    (17,435,881)   106,046,248

NET ASSETS:
   Beginning of period                4,646,268,591    2,957,725,894     880,720,253      537,403,768    487,136,694    381,090,446
                                    ---------------  --------------- ---------------  ---------------  ------------- --------------
   End of period                     $5,290,936,231  $ 4,646,268,591  $  946,805,462  $   880,720,253  $ 469,700,813 $  487,136,694
                                    ===============  =============== ===============  ===============  ============= ==============




                                  PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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                                                 TD WATERHOUSE FAMILY OF FUNDS, INC.

                                                        FINANCIAL HIGHLIGHTS

Contained  below  is  per share  operating  performance  data for a  share of common stock  outstanding,  total investment  return, ratios to average net assets and other  supplemental  data for each period  indicated.  This information has been derived from each
Portfolio's financial statements.

                                                                            MONEY MARKET
                                                                              PORTFOLIO

                                           Six Months
                                              Ended            Year              Year             Year            Period
                                            April 30,          Ended             Ended            Ended            Ended
                                              2000          October 31,       October 31,      October 31,      October 31,
                                           (Unaudited)         1999              1998             1997             1996*
                                         ------------      ------------      -----------      -----------      ------------

PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning
      of period                         $        1.000    $       1.000    $        1.000    $        1.000   $       1.000
                                        --------------    --------------   --------------    --------------   -------------
   Net investment income                         0.026            0.044             0.049             0.048           0.041
                                        --------------    --------------   --------------    --------------   -------------

   Distributions from net
      investment income                         (0.026)          (0.044)           (0.049)           (0.048)         (0.041)
                                        --------------    --------------   --------------    --------------   -------------

   Net asset value, end of period       $        1.000    $       1.000    $        1.000    $        1.000   $       1.000
                                        ==============    ==============   ==============    ==============   =============


RATIOS
   Ratio of expenses to average net assets    0.75%(A)            0.71%             0.75%             0.83%        0.79%(A)

   Ratio of net investment income
      to average net assets                   5.40%(A)            4.44%             4.92%             4.79%        4.64%(A)

   Decrease reflected in above net
      expense ratio due to waivers/
      reimbursements by the
      Investment Manager and
      its affiliates (Note 3)                 0.17%(A)            0.21%             0.15%             0.08%        0.13%(A)

SUPPLEMENTAL DATA
   Total investment return (B)                5.29%(A)            4.54%             5.04%             4.89%        4.82%(A)

   Net assets, end of period            $5,290,936,231   $4,646,268,591    $2,957,725,894   $1,787,786,777   $1,342,610,086
                                        ==============    ==============   ==============   ===============  ==============

   Average net assets                   $5,156,694,634   $4,035,239,586    $2,302,804,288   $1,592,722,254   $1,104,588,438
                                        ==============    ==============   ==============   ===============  ==============


*    The Portfolio commenced operations on December 20, 1995.
(A)  Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.




                                       PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.

                                                        FINANCIAL HIGHLIGHTS
                                                             (CONTINUED)

Contained  below is per  share  operating  performance  data  for  a share of common stock  outstanding,  total investment  return, ratios to average net assets and other  supplemental  data for each period  indicated.  This information has been derived from each
Portfolio's financial statements.

                                                                           U.S. GOVERNMENT
                                                                              PORTFOLIO

                                           Six Months
                                              Ended            Year              Year             Year            Period
                                            April 30,          Ended             Ended            Ended            Ended
                                              2000          October 31,       October 31,      October 31,      October 31,
                                           (Unaudited)         1999              1998             1997             1996*
                                         ------------      ------------      -----------      -----------      ------------

PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning
      of period                         $        1.000    $       1.000    $        1.000    $        1.000   $       1.000
                                        --------------    --------------   --------------    --------------   -------------
   Net investment income                         0.025            0.044             0.048             0.047           0.041
                                        --------------    --------------   --------------    --------------   -------------

   Distributions from net
      investment income                         (0.025)          (0.044)           (0.048)           (0.047)         (0.041)
                                        --------------    --------------   --------------    --------------   -------------

   Net asset value, end of period       $        1.000    $       1.000    $        1.000    $        1.000   $       1.000
                                        ==============    ==============   ==============    ==============   =============


RATIOS
   Ratio of expenses to average net assets    0.75%(A)            0.75%             0.78%             0.81%        0.73%(A)

   Ratio of net investment income
      to average net assets                   5.06%(A)            4.40%             4.80%             4.69%        4.64%(A)

   Decrease reflected in above net
      expense ratio due to waivers/
      reimbursements by the
      Investment Manager and
      its affiliates (Note 3)                 0.19%(A)            0.19%             0.11%             0.07%        0.18%(A)

SUPPLEMENTAL DATA
   Total investment return (B)                5.10%(A)            4.47%             4.91%             4.79%        4.82%(A)

   Net assets, end of period            $  946,805,462   $  880,720,253    $  537,403,768    $  402,685,311   $ 371,046,770
                                        ==============    ==============   ==============    ==============   ==============


   Average net assets                   $  917,962,530   $  678,643,185    $  457,821,528    $  398,635,777   $ 293,708,330
                                        ==============    ==============   ==============    ==============   ==============

*    The Portfolio commenced operations on December 20, 1995.
(A)  Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.



                                       PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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                                                 TD WATERHOUSE FAMILY OF FUNDS, INC.

                                                        FINANCIAL HIGHLIGHTS
                                                             (CONTINUED)

Contained  below is per  share  operating  performance  data  for  a share of common stock  outstanding,  total investment  return, ratios to average net assets and other  supplemental  data for each period  indicated.  This information has been derived from each
Portfolio's financial statements.

                                                                              MUNICIPAL
                                                                              PORTFOLIO

                                           Six Months
                                              Ended            Year              Year             Year            Period
                                            April 30,          Ended             Ended            Ended            Ended
                                              2000          October 31,       October 31,      October 31,      October 31,
                                           (Unaudited)         1999              1998             1997             1996*
                                         ------------      ------------      -----------      -----------      ------------

PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning
      of period                         $        1.000    $       1.000    $        1.000    $        1.000   $       1.000
                                        --------------    --------------   --------------    --------------   -------------
   Net investment income                         0.015            0.026             0.029             0.030           0.026
                                        --------------    --------------   --------------    --------------   -------------

   Distributions from net
      investment income                         (0.015)          (0.026)           (0.029)           (0.030)         (0.026)
                                        --------------    --------------   --------------    --------------   -------------

   Net asset value, end of period       $        1.000    $       1.000    $        1.000    $        1.000   $       1.000
                                        ==============    ==============   ==============    ==============   =============


RATIOS
   Ratio of expenses to average net assets    0.74%(A)            0.74%             0.72%             0.74%        0.62%(A)

   Ratio of net investment income
      to average net assets                   3.11%(A)            2.56%             2.93%             2.97%        2.90%(A)

   Decrease reflected in above net
      expense ratio due to waivers/
      reimbursements by the
      Investment Manager and
      its affiliates (Note 3)                 0.22%(A)            0.21%             0.13%             0.10%        0.23%(A)

SUPPLEMENTAL DATA
   Total investment return (B)                3.13%(A)            2.59%             2.98%             3.01%        3.05%(A)

   Net assets, end of period            $  469,700,813   $  487,136,694    $  381,090,446    $  265,623,696  $  226,253,394
                                        ==============    ==============   ==============    ==============  ==============


   Average net assets                   $  503,987,640   $  439,705,095    $  312,133,086    $  252,444,536  $  196,592,413
                                        ==============    ==============   ==============    ==============  ==============


*    The Portfolio commenced operations on December 20, 1995.
(A)  Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.





                                       PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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                       TD WATERHOUSE FAMILY OF FUNDS, INC.


                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

NOTE 1 -- ORGANIZATION

TD Waterhouse Family of Funds, Inc. (the "Fund") was organized as a Maryland corporation on August 16, 1995. The Fund is registered as an open-end, management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Fund currently has three investment portfolios. These financial statements relate to three money market portfolios of the Fund (each a "Portfolio" and collectively the "Portfolios"), each of which is a diversified investment portfolio. The investment objective of each of the Money Market Portfolio, the U.S. Government
Portfolio and the Municipal Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital. The Money Market
Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The
Municipal Portfolio offers investors Federally tax-exempt income by investing primarily in municipal securities.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Computation of Net Asset Value -- It is each Portfolio's policy to maintain a continuous net asset value of $1.00 per share. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Securities Valuation -- Each Portfolio's securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Repurchase Agreements -- The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment
Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations, which approximate generally accepted accounting principles. Under the terms of the custody agreement, each Portfolio receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Distributions to Shareholders -- Dividends arising from net investment income are declared daily and paid monthly. With respect to each Portfolio, net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.



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                                                                              13

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                       TD WATERHOUSE FAMILY OF FUNDS, INC.


                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)
                                   (CONTINUED)

Expenses -- Expenses directly attributable to each Portfolio are charged to that Portfolio's operations. Expenses which are applicable to all Portfolios are allocated on a pro rata basis.

Use of Estimates -- The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

Federal Income Taxes -- It is each Portfolio's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio
(not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income
(earned  during the  calendar  year) and 98% of its net realized  capital  gains
(earned during the twelve months ended October 31) plus undistributed amounts from prior years.


NOTE 3 -- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES OF
          THE INVESTMENT MANAGER

Under the terms of an Investment  Management  Agreement with TD Waterhouse Asset
Management,   Inc.  (the  "Investment  Manager"),   an  indirect  majority-owned
subsidiary of The Toronto-Dominion  Bank, for the investment management services furnished to each  Portfolio,  such  Portfolio  pays the  Investment  Manager an annual  investment  management fee, on a graduated basis,  equal to .35 of 1% of the first $1 billion of average daily net assets of each such Portfolio,  .34 of
1% of the next $1  billion,  and .33 of 1% of  average  daily net assets of each such  Portfolio  over $2 billion.  For the six months ended April 30, 2000,  the
Investment Manager  voluntarily waived $1,648,048,  $344,235 and $209,713 of its investment  management fee for the Money Market Portfolio,  the U.S.  Government
Portfolio and the Municipal Portfolio, respectively.

TD Waterhouse  Investor Services,  Inc. ("TD  Waterhouse"),  an affiliate of the
Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Fund, each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .10 of 1% of each Portfolio's average daily net assets. For the six months ended April 30, 2000, TD Waterhouse voluntarily waived $490,752, $98,353 and $59,918 of its administrative fee for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Fund.
The shareholder service plan adopted by the Fund provides that each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .25 of 1% of average daily net assets. For the six months ended April 30, 2000, TD Waterhouse voluntarily waived $1,152,791, $245,882 and $149,795 of its shareholder servicing fees for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal
Portfolio, respectively.

The Fund has  entered  into a Transfer  Agency and  Dividend  Disbursing  Agency
Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency-related services. For such services, each Portfolio pays the Transfer
Agent a monthly fee at an annual rate of .20 of 1% of average  daily net assets.
For the six months ended April 30, 2000, the Transfer Agent  voluntarily  waived
$981,503, $196,706 and $119,836 of its transfer agency and dividend disbursing agency fees for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.




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14

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                       TD WATERHOUSE FAMILY OF FUNDS, INC.


                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)
                                   (CONTINUED)


Each Director who is not an "interested person" ("independent Director") as defined in the Act, who serves on the Board of Directors of one or more portfolios in the "Fund Complex" (which includes the Fund, TD Waterhouse Trust and National Investors Cash Management Fund, Inc.), receives:

1.   a base annual retainer of $12,000, payable quarterly.
2. a supplemental annual retainer of $5,000, if serving on the Board of Directors of more than one company in the Fund Complex, and
3.   a meeting fee of $2,000 for each meeting attended.

Compensation is allocated between the companies and among the respective portfolios.

































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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                                   MONEY MARKET PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2000 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CORPORATE OBLIGATIONS

                ASSET-BACKED OBLIGATIONS--21.1%
$137,000,000    Aquinas Funding LLC, due 5/1/00 (Other Support: MBIA & Rabobank Nederland) (Note E)       6.07    $     137,000,000
  32,000,000    Asset-Backed Securities Investment Trust Ser. 1997-F, 6.08%, due 5/15/00 (GTY: MBIA)
                (Notes A,E)                                                                               6.21           32,000,000
  61,000,000    Bavaria TRR Corp., due 7/26/00 (Counterparty: Bayerische Hypo -und Vereinsbank, S.A.)
                (Note E)                                                                                  6.17           60,128,581
   2,081,684    Bay View 1999-LG-1 Auto Trust Cl. A-1, 6.13%, due 1/15/01 (Insured: MBIA)                 6.34            2,081,439
  16,022,155    CARMAX Auto Owner Trust, Ser. 1999-1, Cl. A-1, 6.20%, due 11/15/00 (Insured: MBIA)        6.20           16,022,155
 100,000,000    Corporate Receivables Corp., due 5/4/00 (Note E)                                          6.04           99,949,833
  50,000,000    Corporate Receivables Corp., 6.16%, due 5/12/00 (Notes A,E)                               6.16           50,000,000
  40,000,000    Corporate Receivables Corp., due 5/17/00 (Note E)                                         6.06           39,892,800
  50,000,000    Dakota Certificate Program, due 5/22/00 (Note E)                                          6.09           49,823,542
  50,000,000    Dakota Certificate Program, due 6/9/00 (Note E)                                           6.16           49,670,125
  59,373,000    Forrestal Funding Master Trust, Ser. 1999A, due 5/10/00
                (Counterparty: Bank of America NT & SA) (Note E)                                          6.01           59,285,425
  33,200,000    Forrestal Funding Master Trust, Ser. 1999A, due 5/24/00
                (Counterparty: Bank of America NT & SA) (Note E)                                          6.03           33,074,642
  22,000,000    Forrestal Funding Master Trust, Ser. 1999A, due 6/7/00
                (Counterparty: Bank of America NT & SA) (Note E)                                          6.09           21,864,333
  50,933,000    Forrestal Funding Master Trust, Ser. 2000A, due 5/17/00
                (Counterparty: Bank of America NT & SA) (Note E)                                          6.02           50,799,216
   2,267,198    IKON Receivables, LLC, Ser. 99-1, Cl. A-1, 5.11%, due 6/15/00 (Insured: AMBAC)            5.11            2,267,198
  26,987,635    IKON Receivables, LLC, Ser 99-2, Cl. A-1, 6.14%, due 10/15/00 (Insured: AMBAC)            6.14           26,987,635
  40,394,000    Intrepid Funding Master Trust, Ser. 1999A, due 6/21/00
                (Counterparty: Bank of America NT & SA) (Note E)                                          6.19           40,043,212
  20,000,000    Intrepid Funding Master Trust, Ser. 1999A, due 7/6/00
                (Counterparty: Bank of America NT & SA) (Note E)                                          6.25           19,774,500
  18,000,000    Liberty Lighthouse U.S. Capital Co. LLC, 6.18%, due 5/11/00 (Notes A,E)                   6.29           17,994,510
  25,000,000    Liberty Lighthouse U.S. Capital Co. LLC, 6.01%, due 5/15/00 (Notes A,E)                   6.05           24,987,514
  15,000,000    Liberty Lighthouse U.S. Capital Co. LLC, 6.15%, due 5/18/00 (Notes A,E)                   6.16           14,999,603
  50,000,000    Liberty Lighthouse U.S. Capital Co. LLC, 6.27%, due 5/30/00 (Notes A,E)                   6.30           49,989,083
  38,636,000    Long Lane Master Trust IV, Ser. 99-A, due 5/15/00
                (Counterparty: BankBoston, N.A.) (Note E)                                                 6.01           38,548,404
  50,000,000    RACERS Ser. 1999-16-MM-MBS Notes, 6.15%, due 5/2/00 (GTY: National Westminster Bank PLC)
                (Notes A,E)                                                                               6.15           50,000,000
 100,000,000    RACERS Ser. 1999-26-MM-CCABS Notes, 6.27%, due 5/15/00 (Counterparty: AIG) (Notes A,E)    6.27          100,000,000
   5,924,990    USCSC, Ser. 1999-D, Cl. A-1, 6.13%, due 12/1/00 (Insured: MBIA)                           6.13            5,924,990
  22,000,000    WFS Financial 2000A Owner Trust Notes Class A-1, 6.28%, due 3/20/01 (Insured: FSA)        6.28           22,000,000
                                                                                                                     --------------
                                                                                                                      1,115,108,742
                                                                                                                     --------------
                BROKER/DEALER OBLIGATIONS--10.0%
  20,000,000    Bear Stearns Cos., Inc., 6.23%, due 5/12/00 (Note A)                                      6.15           20,001,728
   5,000,000    Bear Stearns Cos., Inc., 6.21%, due 5/23/00 (Note A)                                      6.25            4,998,972
  65,000,000    Bear Stearns Cos., Inc., 6.18%, due 5/28/00 (Note A)                                      6.18           65,000,000
 100,000,000    Bear Stearns Cos., Inc., 6.16%, due 6/16/00 (Note A)                                      6.16          100,000,000
 100,000,000    Goldman Sachs Group, Inc., 6.25%, due 5/7/00 (Notes A,E)                                  6.15          100,073,800
  15,000,000    Goldman Sachs Group, L.P., 6.28%, due 5/23/00 (Notes A,E)                                 6.11           15,015,740
 120,000,000    Goldman Sachs Group, L.P., 6.36%, due 7/17/00 (Notes A,E)                                 6.28          120,000,000
  10,500,000    Morgan Stanley, Dean Witter, Discover & Co., 6.70%, due 5/15/00 (Note A)                  6.10           10,534,792
  20,300,000    Morgan Stanley, Dean Witter, Discover & Co., 6.09%, due 3/9/01                            6.79           20,193,398
  75,000,000    Salomon Smith Barney Holdings, Inc., due 5/26/00                                          6.08           74,684,896
                                                                                                                     --------------
                                                                                                                        530,503,325
                                                                                                                     --------------
                FINANCE & INSURANCE OBLIGATIONS--4.3%
   5,000,000    American General Finance Corp., 5.88%, due 7/1/00                                         6.07            4,997,290
  75,000,000    General Motors Acceptance Corp. IV, 6.18%, due 5/1/00 (Note A)                            6.34           74,959,779
  22,240,000    General Motors Acceptance Corp., 5.80%, due 8/7/00                                        6.22           22,212,027
  20,000,000    GMAC Australia Finance, 6.19%, due 5/19/00 (Note A)                                       6.08           20,001,034
  75,000,000    Sigma Finance Inc., 6.13%, due 6/15/00 (Notes A,E)                                        6.13           75,000,000
  30,000,000    Sigma Finance Inc., 6.85%, due 2/26/01 (Note E)                                           6.85           30,000,000
                                                                                                                     --------------
                                                                                                                        227,170,130
                                                                                                                     --------------
                FUNDING AGREEMENTS--1.2%
  60,000,000    Metropolitan Life Insurance Co., 6.36%, due 6/1/00 (Notes A,B)                            6.36           60,000,000
                                                                                                                     --------------
                                                                                                                         60,000,000
                                                                                                                     --------------

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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MONEY MARKET PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2000 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                INDUSTRIAL & OTHER OBLIGATIONS--4.6%
$ 28,434,050    Amtrak Trust 93-B Ser. A VRDN, 6.19%, due 5/1/00 (GTY: General Electric Co.) (Note C)     6.19   $       28,434,050
  22,305,721    Amtrak Trust 93-B Ser. B VRDN, 6.19%, due 5/1/00 (GTY: General Electric Co.) (Note C)     6.19           22,305,721
  10,000,000    AT&T Capital Corp., 6.59%, due 8/4/00 (GTY: CIT Group Holdings, Inc.)                     6.10           10,010,255
  14,040,000    AT&T Capital Corp., 7.50%, due 11/15/00 (GTY: CIT Group Holdings, Inc.)                   6.39           14,115,972
  50,000,000    AT&T Corp., 6.24%, due 7/13/00 (Note A)                                                   6.28           49,996,011
  20,000,000    Ford Capital BV, 10.13%, due 11/15/00 (GTY: Ford Motor Co.)                               6.47           20,374,889
  10,000,000    Frontenac Properties, Inc., 6.21%, due 5/8/00 (GTY: Sisters of Mercy
                Health System, Inc.) (Note A)                                                             6.21           10,000,000
  50,000,000    International Lease Finance Corp., 6.11%, due 5/1/00 (Note A)                             6.03           50,037,110
  18,000,000    National Rural Utilities Coop. Fin. Corp., 6.29%, due 7/14/00 (Note A)                    6.28           18,000,576
  20,000,000    Southern California Edison Co., 6.25%, due 5/26/00 (Note A)                               6.25           20,000,000
                                                                                                                     --------------
                                                                                                                        243,274,584
                                                                                                                     --------------
                LOAN PARTICIPATIONS--4.3%
  65,000,000    Four Times Square Partners, L.P., 6.15%, due 6/2/00 (GTY: Prudential Ins.
                Co. of America; Other support: Chase Manhattan Bank) (Note B)                             6.15           65,000,000
  49,000,000    Luddite Associates, 6.17%, due 6/6/00 (GTY: Prudential Ins. Co. of America;
                Other support: Chase Manhattan Bank) (Note B)                                             6.17           49,000,000
  22,000,000    Prudential Ins. Co. of America, 6.17%, due 6/6/00 (Other support: Chase Manhattan Bank)
                (Note B)                                                                                  6.17           22,000,000
  92,000,000    Prudential Ins. Co. of America, 6.18%, due 6/9/00 (Other support: Chase Manhattan Bank)
                (Note B)                                                                                  6.18           92,000,000
                                                                                                                     --------------
                                                                                                                        228,000,000
                                                                                                                     --------------
                TOTAL CORPORATE OBLIGATIONS--45.5%                                                                    2,404,056,782
                                                                                                                     --------------

                BANK OBLIGATIONS

                BANK COMMERCIAL PAPER--3.2%
  50,000,000    Irish Life & Permanent PLC, due 5/10/00 (Note E)                                          6.04           49,925,625
  50,000,000    Irish Life & Permanent PLC, due 7/24/00 (Note E)                                          6.14           49,304,667
  75,000,000    Irish Life & Permanent PLC, due 10/27/00 (Note E)                                         6.43           72,699,104
                                                                                                                     --------------
                                                                                                                        171,929,396
                                                                                                                     --------------
                BANK NOTES--14.0%
 106,000,000    Bank of Scotland Treasury Services, 6.28%, due 7/19/00 (GTY: Bank of Scotland) (Note A)   6.27          106,004,626
 117,800,000    Bank of Scotland Treasury Services, 6.28%, due 7/19/00 (GTY: Bank of Scotland) (Note A)   6.28          117,791,086
  55,000,000    Bank One Corp., 6.12%, due 5/9/00 (Note A)                                                6.14           54,994,575
  75,000,000    Bank One N.A., 5.50%, due 6/5/00                                                          6.12           74,936,260
 100,000,000    Branch Banking & Trust Co., N.C., 6.30%, due 5/1/00 (Note A)                              6.34           99,986,347
  50,000,000    Branch Banking & Trust Co., N.C., 6.32%, due 5/1/00 (Note A)                              6.36           49,998,091
  20,000,000    Branch Banking & Trust Co., N.C., 6.35%, due 5/1/00 (Note A)                              6.42           19,994,313
  50,000,000    Citicorp, 6.16%, due 5/2/00 (Note A)                                                      6.16           50,000,000
  50,000,000    European American Bank, 5.28%, due 5/15/00                                                5.32           49,999,262
  50,000,000    First Union National Bank, 6.15%, due 5/29/00 (Note A)                                    6.15           50,000,000
  50,000,000    First USA Bank, 6.16%, due 6/2/00 (Note A)                                                6.08           50,036,110
  15,000,000    Huntington National Bank, 6.36%, due 7/21/00 (Note A)                                     6.35           14,999,646
                                                                                                                     --------------
                                                                                                                        738,740,316
                                                                                                                     --------------
                DOMESTIC BANK CERTIFICATES OF DEPOSIT--0.9%
  50,000,000    Regions Bank, 6.10%, due 7/5/00                                                           6.10           50,000,000
                                                                                                                     --------------
                                                                                                                         50,000,000
                                                                                                                     --------------
                DOMESTIC BANK SUPPORTED OBLIGATIONS--2.8%
     245,000    Adult Communities Total Services, Inc., Ser. 1996 VRDN, 6.22%, due 5/8/00
                (LOC: LaSalle National Bank) (Note C)                                                     6.16              245,000
   6,000,000    Belmay, Inc. Multi Mode Rev. Bonds, Ser. 1999 VRDN, 6.38%, due 5/4/00
                (LOC: Bank of New York) (Note C)                                                          6.29            6,000,000
   7,500,000    CEGW, Inc. Tax. Notes, Ser. 1999, 6.25%, optional put 5/3/00 (LOC: PNC Bank, N.A.)        6.16            7,500,000

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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                                  MONEY MARKET PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2000 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$ 20,100,000    EPI Corp., Tax. Adj. Rate Notes, Ser. 1998, 6.25%, optional put 5/1/00
                (LOC: PNC Bank, N.A.)                                                                     6.25   $       20,100,000
  23,000,000    Formosa Plastics Corp., Ser. B, due 5/4/00 (LOC: Bank of America, N.A.)                   5.98           22,988,826
  11,500,000    ISCO, Inc. Tax. VRDN Ser. 1999, 6.26%, due 5/4/00 (LOC: First Union National Bank)
                (Note C)                                                                                  6.17           11,500,000
  31,550,000    Metrocrest Hospital Authority, Ser. 89-A, due 5/22/00 (LOC: Bank of New York)             6.14           31,437,930
  23,345,000    Resources & Conservation Center LP Tax VRDN (Resources of the Future, Inc. Proj.)
                Ser. 1999, 6.26%, due 5/4/00 (LOC: First Union National Bank) (Note C)                    6.26           23,345,000
   3,720,000    Senior Systems Technology LLC VRDN, 6.20%, due 5/8/00 (LOC: Comerica Bank - California)
                (Note C)                                                                                  6.20            3,720,000
   4,955,000    Stech, LLP Tax. Adj. Rate Bonds, Ser. 1998, 6.25%, optional put 5/1/00
                (LOC: PNC Bank, N.A.)                                                                     6.16            4,955,000
   7,300,000    Watson Clinic LLP Ser. 1999 Tax. VRDN, 6.23%, due 5/4/00 (LOC: Bank of America N.A.)
                (Note C)                                                                                  6.14            7,300,000
  11,375,000    Willow Run Foods, Inc. Ser 1999-1 VRDN, 6.25%, due 5/1/00 (LOC: PNC Bank, N.A.) (Note C)  6.16           11,375,000

                                                                                                                     --------------
                                                                                                                        150,466,756
                                                                                                                     --------------
                FOREIGN BANK SUPPORTED OBLIGATIONS--19.7%
  10,500,000    Banco Barclays e Galicia (Bahamas), Ltd., due 5/2/00 (LOC: Barclays Bank PLC)             6.01           10,498,294
  10,000,000    Banco Barclays e Galicia (Bahamas), Ltd., due 5/5/00 (LOC: Barclays Bank PLC)             6.02            9,993,500
  30,000,000    Banco Bozano Simonsen, S.A., due 6/21/00 (LOC: Banco Santander Central Hispanoamerica)    6.14           29,745,213
  50,000,000    Banco Bradesco, S.A., Grand Cayman, due 6/19/00 (LOC: Barclays Bank PLC)                  6.20           49,584,861
  75,000,000    Banco de Galicia y Buenos Aires, S.A., due 7/25/00
                (LOC: Bayerische Hypo -und Vereinsbank, S.A.)                                             6.35           73,893,229
  30,000,000    Banco de la Provincia de Buenos Aires, due 9/11/00 (LOC: Barclays Bank PLC)               6.33           29,328,350
  22,500,000    Banco Hipotecario, S.A., due 5/22/00 (LOC: Barclays Bank PLC)                             6.15           22,421,250
  25,000,000    Banco Hipotecario, S.A., due 8/25/00 (LOC: Barclays Bank PLC)                             6.09           24,530,764
  20,000,000    Banco Itau, due 5/12/00 (LOC: Bayerische Hypo -und Vereinsbank, S.A.)                     6.02           19,964,678
  46,252,000    Carondolet Health System, due 5/12/00 (LOC: Rabobank Nederland)                           6.02           46,167,770
  50,000,000    Citibank, N.A., Nassau Branch, due 5/10/00 (LOC: Banco Santander Central Hispanoamerica)  6.04           49,925,625
  25,000,000    Citibank, N.A., Nassau Branch, due 7/19/00 (LOC: Banco Santander Central Hispanoamerica)  6.15           24,672,479
  50,000,000    Citibank, N.A., Nassau Branch, due 7/26/00 (LOC: Banco Santander Central Hispanoamerica)  6.32           49,257,056
  41,000,000    ED&F Man Treasury Management, due 6/26/00 (LOC: Rabobank Nederland)                       6.18           40,610,318
  17,000,000    GTL-Trade Corp., due 5/22/00 (LOC: Banco Santander Central Hispanoamerica)                6.06           16,940,698
  35,000,000    GTL-Trade Corp., due 6/26/00 (LOC: Banco Santander Central Hispanoamerica)                6.12           34,676,056
  14,306,000    Holy Cross Health System Corp. Ser. 1996, due 5/3/00
                (LOC: 2/3 KBC Bank NV, 1/3 Northern Trust Co.)                                            6.05           14,301,271
  20,000,000    Holy Cross Health System Corp. Ser. 1996, due 6/14/00
                (LOC: 2/3 KBC Bank NV, 1/3 Northern Trust Co.)                                            6.10           19,853,333
  38,000,000    Inland Empire Solid Waste Fin. Auth. 1999 Ser. A VRDN, 6.12%, due 5/8/00
                (LOC: Bayerische Hypo -und Vereinsbank, S.A.) (Note C)                                    6.04           38,000,000
  18,737,000    Mt. Sinai Medical Realty Corp., due 5/17/00 (LOC: Landesbank Hessen-Thueringen GZ)        6.07           18,687,451
  25,000,000    PEMEX Capital, Inc., due 7/6/00 (LOC: Barclays Bank PLC)                                  6.22           24,719,500
  15,720,000    St. Francis Place LP Tax. MFH VRDN (St. Francis Place) Ser. 98, 6.25%, due 5/4/00
                (LOC: Credit Suisse First Boston) (Notes C,E)                                             6.16           15,720,000
 250,000,000    UBS Finance (DE), due 5/1/00 (LOC: UBS AG)                                                6.04          250,000,000
  11,000,000    Unibanco-Uniao de Bancos Brasileiros, Ser. A, due 7/13/00
                (LOC: Westdeutsche Landesbank GZ)                                                         6.08           10,871,074
  19,000,000    Unibanco-Uniao de Bancos Brasileiros, Ser. B, due 7/13/00
                (LOC: Westdeutsche Landesbank GZ)                                                         6.08           18,777,309
  50,000,000    Unibanco-Uniao de Bancos Brasileiros, Ser. C, due 4/12/01 (LOC: Barclays Bank PLC)        6.88           46,905,222
  50,000,000    United Mexican States, due 6/2/00 (LOC: Barclays Bank PLC)                                6.08           49,736,444
                                                                                                                     --------------
                                                                                                                      1,039,781,745
                                                                                                                     --------------
                YANKEE BANK CERTIFICATES OF DEPOSIT--7.0%
  60,000,000    Bayerische Hypo -und Vereinsbank AG, 5.17%, due 5/4/00                                    5.23           59,999,739
  60,000,000    Deutsche Bank AG, 5.36%, due 5/22/00                                                      5.42           59,998,342
  25,000,000    Deutsche Bank AG, 5.92%, due 10/2/00                                                      6.25           24,955,992
 100,000,000    Deutsche Bank AG, 6.68%, due 2/20/01                                                      6.73           99,961,665
  50,000,000    Societe Generale, 6.08%, due 5/16/00 (Note A)                                             6.19           49,965,475
  75,000,000    Societe Generale, 6.50%, due 1/8/01                                                       6.55           74,975,393
                                                                                                                     --------------
                                                                                                                        369,856,606
                                                                                                                     --------------
                TOTAL BANK OBLIGATIONS--47.6%                                                                         2,520,774,819
                                                                                                                     --------------

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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                                  MONEY MARKET PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2000 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAXABLE MUNICIPAL OBLIGATIONS--6.5%
$ 25,000,000    Broward Cty., FL, Pro. Sports Fac. Tax & Rev. Bonds (Broward Cty. Civic Arena Proj.)
                Ser. 1996B (TTR 14), 6.13%, optional put 5/1/00 (Insured: MBIA; LIQ: Citibank)            6.13   $       25,000,000
  17,000,000    Calcasieu Parish, LA, IDB Env. Rev. Bonds, Taxable, 6.05%, due 5/17/00
                (LIQ: Westdeutsche Landesbank GZ)                                                         6.05           17,000,000
  40,000,000    CA Pollution Control Fin. Auth. Env. Imp. Rev. Bonds (Atlantic Richfield Co. Proj.)
                Ser. 1997, 6.10%, due 5/3/00 (GTY: Atlantic Richfield Co.) (Note E)                       6.10           40,000,000
 100,000,000    CA Pollution Control Fin. Auth. Env. Imp. Rev. Bonds (Shell Oil Co. Proj.)
                Ser. 1998A, 6.10%, due 5/17/00 (GTY: Shell Oil Co.)                                       6.10          100,000,000
   4,735,000    City of Gaithersburg, MD Econ. Dev. Rev. (Asbury Methodist Village, Inc. Fac.)
                Ser. 1997B VRDN, 6.22%, due 5/3/00 (Insured: MBIA; LIQ: Bank of America N.A.) (Note C)    6.16            4,735,000
  19,170,000    City of Portland, OR Ltd. Tax Pension Obligation Rev. Bonds 1999 Ser. C (TTR 20), 6.18%,
                optional put 5/1/00 (LIQ: Citibank, N.A.)                                                 6.18           19,170,000
   5,500,000    IDA of City Portsmouth, VA (PortCentre I Proj.) Ser. 1997B VRDN, 6.25%, due 5/1/00
                (LOC: Bank of America N.A.) (Note C)                                                      6.15            5,500,000
  23,900,000    IL Dev. Auth. Revenue Bonds Ser. 1996 VRDN, 6.25%, due 5/4/00
                (LOC: Northern Trust Co.) (Note C)                                                        6.16           23,900,000
   6,150,000    IL Health Facilities Auth. Ser. 1996F VRDN, 6.25%, due 5/3/00
                (LOC: LaSalle National Bank) (Note C)                                                     6.16            6,150,000
  10,000,000    IL Hsg. Dev. Auth. Affordable Housing Pgm. Trust Fund Bonds Ser. 1995A (TTR 5), 6.18%,
                optional put 5/1/00 (Insured: AMBAC ; LIQ: Citibank, N.A.)                                6.18           10,000,000
  13,800,000    IL Student Asst. Comm. Student Loan Rev. Bonds Ser. 1999B-I VRDN, 6.12%, due 5/3/00
                (Insured: MBIA; LIQ: Bank One, N.A.) (Note C)                                             6.12           13,800,000
  18,000,000    IL Student Asst. Comm. Student Loan Rev. Bonds Ser. 1999B-II VRDN, 6.12%, due 5/3/00
                (Insured: MBIA; LIQ: Bank One, N.A.) (Note C)                                             6.12           18,000,000
  11,000,000    MS Bus. Fin. Corp. Indus. Dev. Bonds (GE Plastics Finishing Inc. Proj.)
                Ser. 1998 VRDN, 6.11%, due 5/1/00 (GTY: General Electric Company) (Note C)                6.11           11,000,000
   6,000,000    NJ EDA State Pension Fdg. Bonds Ser. 1997A (TTR 19), 6.18%, optional put 5/1/00
                (Insured: MBIA; LIQ: Citibank, N.A.)                                                      6.18            6,000,000
   3,825,000    PA Econ. Dev. Fin. Auth. Taxable Dev. Rev. Bonds (Country Meadows of Allentown Proj.)
                Ser. 1996B VRDN, 6.20%, due 5/1/00 (LOC: First Union National Bank) (Note C)              6.20            3,825,000
   8,700,000    Polk Cty. FL IDA Rev. Bonds (Watson Clinic LLP Proj.) Ser. 99 VRDN, 6.23%, due 5/4/00
                (LOC: Bank of America N.A.) (Note C)                                                      6.14            8,700,000
  13,500,000    State of Ohio, Taxable Dev. Asst, Ser. 1996 (TTR 15 & 16), 6.18%, optional put 5/1/00
                (Insured: AMBAC; LIQ: Citibank, N.A.)                                                     6.18           13,500,000
  20,000,000    State of Ohio, Taxable Dev. Asst. Ser. CR16T (TTR 15 & 16), 6.18%, optional put 5/1/00
                (Insured: AMBAC; LIQ: Citibank, N.A.)                                                     6.18           20,000,000
                                                                                                                     --------------
                TOTAL TAXABLE MUNICIPAL OBLIGATIONS--6.5%                                                               346,280,000
                                                                                                                     --------------

                REPURCHASE AGREEMENT--2.1%
 108,650,000    ABN AMRO
                ~dated 4/28/00, due 5/1/00, in the amount of $108,702,876
                ~fully collateralized by $113,071,000 U.S. Government securities, coupon
                  range 0% to 7.13%, maturity range 5/15/00 to 1/15/30, value $110,827,270                5.84          108,650,000
                                                                                                                     --------------
                TOTAL INVESTMENTS--101.7%                                                                             5,379,761,601

                OTHER ASSETS AND LIABILITIES, NET--(1.7)%                                                               (88,825,370)
                                                                                                                     --------------
                NET ASSETS--100.0%                                                                                $   5,290,936,231
                                                                                                                     ==============


                      PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS AND FINANCIAL STATEMENTS.

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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                               U.S. GOVERNMENT PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2000 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                FEDERAL FARM CREDIT BANK--1.3%
$ 10,000,000    Notes, 5.89%, due 5/3/00 (Note A)                                                         5.92   $        9,999,979
   2,500,000    Notes, 4.33%, due 10/26/00                                                                6.16            2,478,179
                                                                                                                     --------------
                                                                                                                         12,478,158
                                                                                                                     --------------

                FEDERAL HOME LOAN BANK--6.7%
  10,000,000    Notes, 5.87%, due 5/12/00 (Note A)                                                        5.96            9,999,744
   3,000,000    Notes, 5.00%, due 5/17/00                                                                 5.90            2,998,412
   1,000,000    Notes, 5.05%, due 5/19/00                                                                 5.91              999,533
   3,000,000    Notes, 5.26%, due 5/26/00                                                                 6.00            2,998,188
  25,000,000    Notes, 6.13%, due 7/4/00 (Note A)                                                         6.20           24,992,672
   7,000,000    Notes, 5.54%, due 7/12/00                                                                 5.86            6,994,895
   2,000,000    Notes, 5.50%, due 7/14/00                                                                 6.02            1,997,626
   3,000,000    Notes, 5.57%, due 8/17/00                                                                 5.86            2,997,042
   6,000,000    Notes, 5.47%, due 8/18/00                                                                 5.86            5,992,256
   3,500,000    Notes, 6.20%, due 11/3/00                                                                 6.23            3,496,632
                                                                                                                     --------------
                                                                                                                         63,467,000
                                                                                                                     --------------

                FEDERAL HOME LOAN MORTGAGE CORP.--5.7%
  25,000,000    Notes, 5.92%, due 5/20/00 (Note A)                                                        6.05           24,980,106
  30,000,000    Notes, 5.20%, due 11/16/00                                                                6.35           29,817,445
                                                                                                                     --------------
                                                                                                                         54,797,551
                                                                                                                     --------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION--48.3%
  15,000,000    Mortgage-backed Discount Notes, due 5/1/00                                                5.85           15,000,000
  50,000,000    Mortgage-backed Discount Notes, due 5/1/00                                                5.84           50,000,000
  20,000,000    Mortgage-backed Discount Notes, due 5/2/00                                                5.87           19,996,789
  30,000,000    Mortgage-backed Discount Notes, due 5/10/00                                               5.94           29,956,125
  50,000,000    Mortgage-backed Discount Notes, due 6/1/00                                                6.01           49,745,111
  50,000,000    Mortgage-backed Discount Notes, due 7/3/00                                                6.09           49,477,625
  28,450,000    Mortgage-backed Discount Notes, due 8/1/00                                                6.26           28,002,134
  34,655,000    Mortgage-backed Discount Notes, due 9/1/00                                                5.87           33,989,575
   5,771,442    Mortgage-backed Discount Notes, due 10/1/00                                               5.91            5,763,507
   2,182,268    Mortgage-Backed Notes, 6.00%, Pool 190103, due 11/1/00                                    6.22            2,173,096
  25,000,000    Notes, 6.12%, due 5/1/00 (Note A)                                                         6.15           24,996,906
  60,000,000    Notes, 5.93%, due 5/8/00 (Note A)                                                         6.03           59,964,495
   2,000,000    Notes, 5.12%, due 5/12/00                                                                 5.91            1,999,465
   2,500,000    Notes, 5.10%, due 5/19/00                                                                 5.97            2,498,849
   7,125,000    Notes, 8.90%, due 6/12/00                                                                 5.48            7,151,694
   8,500,000    Notes, 5.46%, due 6/21/00                                                                 5.53            8,498,743
   1,000,000    Notes, 5.67%, due 7/21/00                                                                 5.83              999,549
   1,000,000    Notes, 5.56%, due 8/4/00                                                                  6.07              998,474
  20,000,000    Notes, 5.62%, due 8/9/00                                                                  5.79           19,991,093
   1,500,000    Notes, 6.09%, due 8/21/00                                                                 5.95            1,500,283
   9,250,000    Notes, 5.10%, due 9/25/00                                                                 5.87            9,221,382
   1,285,000    Notes, 4.75%, due 11/2/00                                                                 6.06            1,276,641
  10,000,000    Notes, 4.90%, due 11/2/00                                                                 5.95            9,948,021
   1,550,000    Notes, 5.10%, due 11/29/00                                                                5.98            1,542,422
  13,000,000    Notes, 5.23%, due 1/8/01                                                                  6.45           12,898,328
  10,000,000    Notes, 5.25%, due 2/12/01                                                                 6.51            9,906,290
                                                                                                                     --------------
                                                                                                                        457,496,597
                                                                                                                     --------------
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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                               U.S. GOVERNMENT PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2000 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                STUDENT LOAN MARKETING ASSOCIATION--14.9%
$ 10,000,000    Notes, 6.10%, due 5/1/00 (Note A)                                                         6.15  $         9,997,650
  25,000,000    Notes, 6.22%, due 5/2/00 (Note A)                                                         6.19           24,989,562
  25,000,000    Notes, 6.46%, due 5/2/00 (Note A)                                                         6.46           24,988,996
  30,000,000    Notes, 6.46%, due 5/2/00 (Note A)                                                         6.42           29,992,778
  30,000,000    Notes, 6.48%, due 5/2/00 (Note A)                                                         6.42           29,996,349
  10,000,000    Notes, 6.48%, due 5/2/00 (Note A)                                                         6.44            9,997,358
   9,500,000    Notes, 5.13%, due 6/30/00                                                                 5.13            9,491,869
   1,500,000    Notes, 4.74%, due 10/27/00                                                                6.48            1,487,597
                                                                                                                     --------------
                                                                                                                        140,942,161
                                                                                                                     --------------

                U.S. GOVERNMENT GUARANTEED OBLIGATIONS--6.3%
   4,000,000    Agency for International Dev. Bonds, 5.25%, due 9/15/00                                   5.92            3,989,712
  12,500,000    American Classic Voyages (Project America, Ship I, Inc.) U.S. Government
                Guaranteed Ship Financing Notes, Ser. A-2000, 6.33%, due 1/31/01 (Notes A,B)              6.33           12,500,000
   8,750,000    Overseas Private Investment Corp. Ser. 165A Notes, 6.13%, due 5/8/00 (Note A)             6.04            8,750,000
  15,750,000    Overseas Private Investment Corp. Ser. 165E Notes, 6.13%, due 5/8/00 (Note A)             6.04           15,750,000
  18,375,000    Overseas Private Investment Corp. Ser. 169N, Notes, 6.13%, due 5/8/00 (Note A)            6.04           18,375,000
                                                                                                                     --------------
                                                                                                                         59,364,712
                                                                                                                     --------------

                REPURCHASE AGREEMENTS--19.3%
 132,302,000    ABN AMRO
                ~dated 4/28/00, due 5/1/00, in the amount of $132,366,387
                ~fully collateralized by $137,570,000 U.S. Government securities,
                  coupon range 0% to 7.54%, maturity range 6/13/00 to 7/7/09, value $134,950,708          5.84          132,302,000
  50,000,000    Morgan Stanley & Co. Inc.
                ~dated 4/25/00, due 5/2/00, in the amount of $50,057,556
                ~fully collateralized by $65,637,824 U.S. Government securities, coupon 6.5%,
                  maturity range 5/1/13 to 8/1/29, value $51,250,142                                      5.92           50,000,000
                                                                                                                     --------------
                                                                                                                        182,302,000
                                                                                                                     --------------

                TOTAL INVESTMENTS--102.5%                                                                               970,848,179
                OTHER ASSETS AND LIABILITIES, NET--(2.5%)                                                               (24,042,717)
                                                                                                                     --------------
                NET ASSETS--100.0%                                                                               $      946,805,462
                                                                                                                     ==============


                      PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS AND FINANCIAL STATEMENTS.

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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                                   MUNICIPAL PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2000 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MUNICIPAL OBLIGATIONS
                ALABAMA--2.74%
$    600,000    Decatur IDB Solid Waste Disp. Rev. Bonds (Amoco Chem. Co.) Ser. 1995 VRDN, 6.20% (Note C) 6.20       $      600,000
   4,640,000    Huntsville IDB Rev. Bonds (Central CPVC Corp.Proj.) Ser.1998 VRDN, 5.20%
                (LOC: First Union National Bank)  (Note C)                                                5.20            4,640,000
   3,000,000    Montgomery IDB Rev. Bonds (Kinpak Inc. Proj.) VRDN, 5.20%
                (LOC: First Union National Bank) (Note C)                                                 5.20            3,000,000
   4,650,000    Montgomery IDR Bonds (Anderson ALACO Lawn Proj.) VRDN, 4.58% (LOC: U.S. Bank) (Note C)    4.58            4,650,000
                                                                                                                     --------------
                                                                                                                         12,890,000
                                                                                                                     --------------
                ALASKA--0.88%
     800,000    Anchorage Port & Terminal Rev. Bonds, 6.00%, due 2/1/01 (Insured: MBIA)                   4.30              809,887
   2,800,000    IDA Rev. Bonds (Alaska Hotel Properties, Inc.) VRDN, 4.85%
                (LOC: National Westminster) (Note C)                                                      4.85            2,800,000
     500,000    North Slope Boro, Ser. B, 6.75%, due 6/30/00 (Insured: FSA)                               4.25              502,002
                                                                                                                     --------------
                                                                                                                          4,111,889
                                                                                                                     --------------
                ARIZONA--0.47%
   2,200,000    Pima Cty. IDA (Tucson Elec. Co.Proj.) VRDN, 5.00%  (LOC: Societe Generale) (Note C)       5.00            2,200,000
                                                                                                                     --------------
                ARKANSAS--0.31%
   1,435,000    DFA Rev. Bonds (Conestoga Wood Proj.) VRDN, 5.25%
                (LOC: First Union National Bank) (Note C)                                                 5.25            1,435,000
                                                                                                                     --------------
                CALIFORNIA--2.67%
     300,000    Alternative Energy Source Fin. Auth., Ser. 1986 VRDN, 3.80%
                (LOC: Banque Nationale de Paris) (Note C)                                                 3.80              300,000
  10,000,000    Higher Educ. Loan Auth., Ser. 1987A, 3.55%, put 7/1/00 (LOC: SLMA)                        3.55           10,000,000
   2,219,687    Pitney Bowes Credit Corp., Ser. 1999-1, 3.80%, put 7/12/00 (Note E)                       3.80            2,219,687
                                                                                                                     --------------
                                                                                                                         12,519,687
                                                                                                                     --------------
                COLORADO--1.41%
   6,645,000    Commerce City  Rev. Bonds (Golf Enterprise) Ser. 1994 VRDN, 5.10%
                (LOC: U.S. Bank of Washington) (Note C)                                                   5.10            6,645,000
                                                                                                                     --------------
                DELAWARE--0.25%
   1,160,000    Wilmington Community Rev. Bonds, Program A, VRDN, 5.30% (LOC: Corestates Bank) (Note C)   5.30            1,160,000
                                                                                                                     --------------
                DISTRICT OF COLUMBIA--3.81%
     775,000    GO Bonds, 7.10%, due 6/1/00 (Insured: FSA)                                                3.55              777,267
  12,000,000    HFA COP (Tyler House Apts. Proj.) Ser.1995A VRDN, 5.20%
                (LOC: Landesbank Hessen Thuringen) (Note C)                                               5.20           12,000,000
   1,100,000    Rev. Bonds (Catholic Univ. of Amer. Proj.) 5.00%, due 10/1/00 (Insured: AMBAC)            3.70            1,105,799
   4,000,000    Water & Sewer Rev. Bonds (Eagle Trust Certs.) VRDN, 5.13% (LIQ: Citibank) (Note C,E)      5.13            4,000,000
                                                                                                                     --------------
                                                                                                                         17,883,066
                                                                                                                     --------------
                FLORIDA--4.63%
   2,000,000    Board of Educ. (ABN-AMRO Munitops 1998) VRDN, 5.18% (LIQ: ABN-AMRO Bank) (Note C,E)       5.18            2,000,000
   2,000,000    Jacksonville Elec. Auth. Rev. Bonds (St. Johns River Proj.) Ser. 6C, 6.40%, due 10/1/00   4.10            2,018,702
   5,800,000    Jacksonville Elec. Auth. Tax Exempt CP Notes, 3.95%, due 6/5/00
                (RCA: Morgan Guaranty Trust)                                                              3.95            5,800,000
   2,300,000    Pinellas Cty. IDR Bonds (Pozin Enterprises Inc. Proj.) VRDN, 5.25%
                (LOC: Nationsbank) (Note C)                                                               5.25            2,300,000
   2,000,000    St. Johns Cty. IDA Rev. Bonds (Coastal Health Investors Ltd. Proj.)
                Ser. 1986 VRDN, 5.15%, (LOC: SunTrust Bank) (Note C)                                      5.15            2,000,000
     460,000    St. Lucie West Services Dist. (Water Management Benefit)
                Ser. A, 3.50%, due 5/1/00 (Insured: MBIA)                                                 3.65              459,443
   7,150,000    Sunrise Utility Sys. Rev. Bonds, Ser. PCR17 VRDN, 5.28% (LIQ: Citibank) (Note C)          5.28            7,150,000
                                                                                                                     --------------
                                                                                                                         21,728,145
                                                                                                                     --------------
                GEORGIA--4.94%
     300,000    Atlanta Board of Educ. COP, 4.60%, due 12/1/00 (Insured: FGIC)                            4.15              300,764
     400,000    Atlanta Water Rev. Bonds, Ser. A, 3.50%, due 11/1/00 (Insured: FGIC)                      4.75              395,732
  10,540,000    Clayton Cty. GO Bonds (Jail Courthouse & Public Admin. Bldg. Proj.) 4.75%, due 8/1/00     3.78           10,564,888
     200,000    Clayton Cty. SD GO Bonds, 5.20%, due 2/1/01                                               4.30              201,310
     200,000    Cobb Cty. SD GO Bonds, 4.60%, due 2/1/01                                                  4.30              200,435
   6,642,000    Dekalb Cty. Hsg. Auth. SFM, Ser.1997A VRDN, 5.25% (LIQ: Bank of New York) (Note C)        5.25            6,642,000

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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                                   MUNICIPAL PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2000 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  1,500,000    Gwinnett Cty. IDR (Barco Inc. Proj.) VRDN, 5.20%
                (LOC: First Union National Bank) (Note C)                                                 5.20       $    1,500,000
   1,400,000    Talbot Cty. Dev. Auth. IDR Bonds (Douglas Asphalt Co. Proj.) VRDN, 5.25%
                (LOC: First Union National Bank) (Note C)                                                 5.25            1,400,000
   2,000,000    Valdosta Lowndes Cty. IDR Bonds (Reames Cos. Proj.)
                Ser. 1998 VRDN, 5.20% (LOC: Nationsbank) (Note C)                                         5.20            2,000,000
                                                                                                                     --------------
                                                                                                                         23,205,129
                                                                                                                     --------------
                ILLINOIS--5.80%
   2,065,000    Bedford Park IDR Bonds (Cintas Sales Corp. Proj.) VRDN, 5.10% (LOC: PNC Bank) (Note C)    5.10            2,065,000
   4,300,000    Chicago IDR Bonds (Enterprise Center X Proj.) VRDN, 5.13% (LOC: Bank One) (Note C)        5.13            4,300,000
   2,900,000    Chicago (Muni. Sec. Trust Receipts) Ser. A2 VRDN, 5.25%
                (Insured: AMBAC; LIQ: Credit Suisse) (Note C)                                             5.25            2,900,000
   2,625,000    Chicago Sales Tax Rev. Bonds, VRDN, 5.28% (LIQ: Citibank) (Note C)                        5.28            2,625,000
     575,000    DFA Rev. Bonds (D.E. Akin Seed Proj.) VRDN, 5.20% (LOC: Banc One) (Note C)                5.20              575,000
   1,000,000    DFA Rev. Bonds (Profile Plastics Proj.) VRDN, 5.13% (LOC: LaSalle National Bank)(Note C)  5.13            1,000,000
   1,700,000    Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) VRDN, 5.25%
                (LOC: Morgan Guaranty Trust) (Note C)                                                     5.25            1,700,000
   4,350,000    Northern Illinois Univ. COP (Hoffman Estates Educ. Center Proj.) 7.00%,
                due 9/1/00, prerefunded @102 (Note D)                                                     3.80            4,481,248
   4,000,000    Paris IDR Bonds (Simonton Building Products Inc. Proj.)
                VRDN, 5.20% (LOC: Wachovia Bank) (Note C)                                                 5.20            4,000,000
   2,400,000    Richmond IDR Bonds (Maclean Fogg Co.Proj.) VRDN, 5.25% (LOC: Bank of America) (Note C)    5.25            2,400,000
     500,000    Univ. of Illinois COP (Util. Infrastructure Proj.) 5.00%, due 8/15/00 (Insured: MBIA)     4.00              501,402
     700,000    Will Cty. Facs. Rev. Bonds (Amoco Chem. Co. Proj.) Ser. 98 VRDN, 6.20% (Note C)           6.20              700,000
                                                                                                                     --------------
                                                                                                                         27,247,650
                                                                                                                     --------------
                INDIANA--0.85%
     900,000    DFA Rev. Bonds (PSI Energy Inc. Proj.) VRDN, 6.20% (LOC: Morgan Guaranty) (Note C)        6.20              900,000
   2,200,000    Employment Dev. Commission Rev. Bonds (Fischer Enterprises Proj.) VRDN, 5.20%
                (LOC: PNC Bank) (Note C)                                                                  5.20            2,200,000
     900,000    New Albany EDR Bonds (Gordon & Jeff Huncilman Proj.) VRDN, 5.20% (LOC: PNC Bank)(Note C)  5.20              900,000
                                                                                                                     --------------
                                                                                                                          4,000,000
                                                                                                                     --------------
                IOWA--0.83%
   3,900,000    Dubuque (Jeld-Wen, Inc. Proj.) Ser. 1988 VRDN, 5.44% (LOC: ABN-AMRO Bank) (Note C)        5.44            3,900,000
                                                                                                                     --------------
                KENTUCKY---4.86%
  11,860,000    Asset & Liability Agy. Rev. Bonds (Proj. Notes)
                Ser. A, 4.00%, due 6/7/00 (LOC: Commerzbank AG)                                           4.00           11,860,000
     275,000    Higher Educ. Rev. Bonds, Ser. A, 4.70%, due 12/1/00                                       4.00              276,088
   3,000,000    Mayfield IDR Bonds (Seaboard Farms of KY Inc. Proj.)
                VRDN, 5.15% (LOC: SunTrust Bank) (Note C)                                                 5.15            3,000,000
   3,200,000    Pendleton Cty. (KY Assoc. of Ctys. Lease Trust Prog.) Ser. 1989, 3.90%, due 6/2/00
                (LOC: Commonwealth Bank of Australia)                                                     3.90            3,200,000
   2,500,000    Pulaski Cty. Solid Waste Rev. Bonds
                (National Rural - Eastern KY Power) Ser. B, 4.05%, put 8/15/00                            4.05            2,500,000
     500,000    Turnpike Auth. EDR Bonds, 7.25%, due 5/15/00 , prerefunded @ 101.5 (Note D)               4.10              508,847
   1,500,000    Turnpike Auth. (Trust Rec.) Ser. 17 VRDN, 5.20% (LIQ: Commerzbank) (Note C,E)             5.20            1,500,000
                                                                                                                     --------------
                                                                                                                         22,844,935
                                                                                                                     --------------
                LOUISIANA--0.58%
   2,000,000    Jefferson Parish IDR Rev. Bonds (George J. Ackel Sr. Proj.)
                VRDN, 5.15% (LOC: Regions Bank) (Note C)                                                  5.15            2,000,000
     205,000    Pub. Fac. Auth. Rev. Bonds, 6.20%, due 3/1/01                                             4.50              207,813
     500,000    St. Charles Parish (Shell Oil Co.) Ser. 1993 VRDN, 6.20% (Note C)                         6.20              500,000
                                                                                                                     --------------
                                                                                                                          2,707,813
                                                                                                                     --------------
                MAINE--0.60%
     800,000    Educ. Loan Marketing Corp. Rev. Bonds (Student Loan) Ser. A4, 5.60%, due 11/1/00          4.40              804,647
   2,000,000    Pub. Util. Fin. Rev. Bonds (Maine Public Service Co. Proj.) VRDN, 5.15%
                (LOC: Bank of New York) (Note C)                                                          5.15            2,000,000
                                                                                                                     --------------
                                                                                                                          2,804,647
                                                                                                                     --------------


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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                                   MUNICIPAL PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2000 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MARYLAND--2.96%
$  9,000,000    Anne Arundel Cty. (Baltimore Gas & Electric Proj.) Ser. 1988, 4.05%, due 6/6/00
                (SBPA: Bank of New York, Chemical)                                                        4.05       $    9,000,000
   3,000,000    CDA Rev. Bonds, Ser.2000-CMC3 VRDN, 5.25% (LIQ: Chase Manhattan Bank) (Note C)            5.25            3,000,000
   1,890,000    Health & Higher Educ. (No. Arundel Hosp. Proj.) VRDN, 5.15% (LOC: Mellon Bank) (Note C)   5.15            1,890,000
                                                                                                                     --------------
                                                                                                                         13,890,000
                                                                                                                     --------------
                MASSACHUSETTS--2.71%
     706,000    Hamilton Wenham Regional SD GO Bonds, 6.50%, due 5/1/00 (Insured: FSA)                    3.40              706,000
   2,100,000    DFA Rev. Bonds (JPF Realty Proj.) Ser. A VRDN, 5.15% (LOC: Bank of Boston) (Note C)       5.15            2,100,000
     500,000    GO Bonds, 5.00%, due 8/1/00                                                               4.40              501,215
   2,415,000    HEFA Rev. Bonds (Becker College) Ser. A1 VRDN, 5.10% (LOC: Bank of Boston) (Note C)       5.10            2,415,000
     435,000    HFA Rev. Bonds, Ser. A, 5.70%, due 1/1/01 (Insured: AMBAC)                                5.00              436,953
     700,000    IDA Rev. Bonds (October Co. Inc. Proj.) VRDN, 5.15% (LOC: Bank of Boston) (Note C)        5.15              700,000
     350,000    New England Educ. Loan Marketing Corp. Rev. Bonds, Ser. 1993G, 5.00%, due 8/1/00          4.25              350,646
   5,500,000    Worchester GO BAN, 4.40%, due 8/30/00                                                     3.85            5,509,670
                                                                                                                     --------------
                                                                                                                         12,719,484
                                                                                                                     --------------
                MICHIGAN--0.05%
     250,000    Building Auth. Rev. Bonds, Ser. I, 4.40%, due 10/1/00 (Insured: AMBAC)                    4.40              250,093
                                                                                                                     --------------
                MINNESOTA--0.99%
   2,105,000    Cass Lake ISD #115 GO Notes, 3.90%, due 9/30/00                                           3.90            2,104,979
   1,250,000    New York Mills ISD #553 GO Notes, 3.90%, due 9/30/00                                      3.90            1,249,950
   1,300,000    Waseca, Rice & Steele Ctys. ISD Notes, 4.45%, due 3/30/01                                 4.40            1,300,562
                                                                                                                     --------------
                                                                                                                          4,655,491
                                                                                                                     --------------
                MISSISSIPPI--0.69%
   1,600,000    Business Fin. Corp. IDR Bonds (Lehman-Roberts Co. Proj.) Ser. A VRDN, 5.25%
                (LOC: Nationsbank) (Note C)                                                               5.25            1,600,000
     255,000    Clarksdale Sewer & Wastewater Treatment Sys.
                Rev. Bonds, 5.10%, due 10/1/00 (Insured: MBIA)                                            4.30              255,821
     760,000    Jackson Cty. Water & Sewer Rev. Bonds, 6.75%, due 9/1/00 (Insured: FGIC)                  3.60              767,802
     590,000    Tupelo Pub. SD GO Bonds, 6.90%, due 11/1/00 (Insured: MBIA)                               4.00              598,348
                                                                                                                     --------------
                                                                                                                          3,221,971
                                                                                                                     --------------
                MISSOURI--1.77%
   6,200,000    Kansas City IDA Rev. Bonds (Crooked Creek Apts. Proj.) Ser. A VRDN, 5.13%
                (LOC: LaSalle National Bank) (Note C)                                                     5.13            6,200,000
   2,100,000    Warrensburg IDA Rev. Bonds (Swisher Mower Inc. Proj.)
                VRDN, 5.20% (LOC: Nationsbank) (Note C)                                                   5.20            2,100,000
                                                                                                                     --------------
                                                                                                                          8,300,000
                                                                                                                     --------------
                MONTANA--0.34%
     805,000    Butte Silver Bow PCR Bonds (Rhone-Poulenc Inc. Proj.) VRDN, 5.15%
                (LOC: Banque Nationale de Paris) (Note C)                                                 5.15              805,000
     800,000    Higher Educ. Student Assistance Corp. Rev. Bonds, Ser. 1993A, 5.05%, due 12/1/00          4.25              803,618
                                                                                                                     --------------
                                                                                                                          1,608,618
                                                                                                                     --------------
                NEBRASKA--0.39%
   1,840,000    Gage Cty. IDR Rev. Bonds (Accuma Corp. Proj.) VRDN, 5.20%
                (LOC: First Union National Bank) (Note C)                                                 5.20            1,840,000
                                                                                                                     --------------
                NEVADA--0.21%
   1,000,000    Henderson Cty. Pub. Imp. Trust  Rev. Bonds (Berry Plastics Corp.Proj.)
                Ser. 1991 VRDN, 5.13% (LOC: Nationsbank) (Note C)                                         5.13            1,000,000
                                                                                                                     --------------
                NEW HAMPSHIRE--2.76%
   3,400,000    Business Fin. Auth. (Forty-One Northwestern LLC Proj.) Ser. 1998 VRDN, 5.15%
                (LOC: Bank of Boston) (Note C)                                                            5.15            3,400,000
   3,500,000    Business Fin. Auth. (Foundation for Seacoast Health)
                Ser. A VRDN, 5.25% (LOC: Fleet Bank) (Note C)                                             5.25            3,500,000
   2,400,000    Business Fin. Auth. (Wiggins Airway Inc. Proj.)
                VRDN, 5.20% (LOC: Bank of Boston) (Note C)                                                5.20            2,400,000


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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                                   MUNICIPAL PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2000 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  2,400,000    IDA Rev. Bonds (Oerlikon-Burhle USA) VRDN, 4.30%
                (LOC: Union Bank of Switzerland) (Note C)                                                 4.30       $    2,400,000
   1,250,000    Manchester Hsg. Auth. Rev. Bonds (Wall St. Tower Proj.)
                Ser. B VRDN, 5.25% (LOC: PNC Bank) (Note C)                                               5.25            1,250,000
                                                                                                                     --------------
                                                                                                                         12,950,000
                                                                                                                     --------------
                NEW JERSEY--0.06%
     300,000    Transportation Corp. Rev. Bonds, Ser. B, 4.50%, due 6/15/00 (Insured: MBIA)               4.20              300,066
                                                                                                                     --------------
                NEW MEXICO--1.55%
   1,500,000    Albuquerque IDR (CVI Laser Corp. Proj.)
                Ser. 1998 VRDN, 5.25% (LOC: Nationsbank) (Note C)                                         5.25            1,500,000
   1,465,000    Albuquerque IDR (Karsten Co. of New Mexico)
                Ser. 1997A VRDN, 5.40% (LOC: Bank One) (Note C)                                           5.40            1,465,000
   3,700,000    Farmington IDR Bonds (Independent Mobility Sys. Proj.) Ser. A VRDN, 5.25%
                (LOC: Bank Of America) (Note C)                                                           5.25            3,700,000
     595,000    Mortgage Fin. Auth. Rev. Bonds (Eagle Trust) VRDN, 5.38% (LIQ: Citibank) (Note C,E)       5.38              595,000
                                                                                                                     --------------
                                                                                                                          7,260,000
                                                                                                                     --------------
                NEW YORK--0.15%
     240,000    Albion CSD GO Bonds, 4.85%, due 6/15/00 (Insured: FGIC)                                   3.50              240,388
     200,000    Bethlehem CSD GO Bonds, 7.10%, due 11/1/00 (Insured: AMBAC)                               4.05              202,970
     250,000    New York Med. Care Facs. Fin. Agy. Rev. Bonds, 7.75%,
                due 2/15/01, prerefunded @ 102 (Note D)                                                   4.30              261,426
                                                                                                                     --------------
                                                                                                                            704,784
                                                                                                                     --------------
                NORTH DAKOTA--0.39%
   1,065,000    Bond Bank Rev. Bonds, 3.80%, due 6/1/00                                                   3.60            1,065,164
     780,000    Fargo GO Bonds, 4.00%, due 5/1/00                                                         3.85              780,000
                                                                                                                     --------------
                                                                                                                          1,845,164
                                                                                                                     --------------
                OHIO--4.09%
   2,200,000    Air Quality Dev. Auth. Rev. Bonds (Cleveland Elec. Co. Proj.)
                Ser. B, 3.90%, due 6/1/00 (LIQ: FGIC)                                                     3.90            2,200,000
     350,000    Columbus GO Bonds, Ser. 1, 4.50%, due 6/15/00                                             3.50              350,419
     235,000    GO Bonds, 4.50%, due 5/15/00                                                              3.60              235,079
  10,500,000    Hsg. Rev. Bonds, Ser. CMC2, VRDN, 5.20% (LIQ: Chase Manhattan Bank) (Note C)              5.20           10,500,000
     400,000    Pub. Fac. Comm. Higher Educ. Rev. Bonds, 5.38%, due 12/1/00 (Insured: FSA)                4.00              403,113
     500,000    Solid Waste Rev. Bonds (BP Exploration & Oil Proj.) VRDN, 6.20% (Note C)                  6.20              500,000
   5,000,000    Water Dev. Auth. PCR Bonds (Ohio Edison Co. Proj.) Ser. A, 4.20%, put 5/1/00
                (LOC: Union Bank of Switzerland)                                                          4.12            5,002,544
                                                                                                                     --------------
                                                                                                                         19,191,155
                                                                                                                     --------------
                OKLAHOMA--3.93%
     200,000    HFA Rev. Bonds, Ser. A2, 3.30%, due 9/1/00                                                5.10              198,380
   1,180,000    IDA Rev. Bonds (Health Sys. Oblig. Group) Ser. A, 4.50%, due 8/15/00 (Insured: MBIA)      4.10            1,181,306
   3,700,000    Tulsa Parking Auth. Rev. Bonds (Williams Center Proj.)
                Ser. A , 3.90%, put 5/15/00 (LOC: Bank of America)                                        3.90            3,700,000
  13,375,000    Water Resources Board, State Loan Prog. Rev. Bonds, Ser. 1999, 4.10%, put 9/1/00
                (SBPA: Bayerische Landesbank GZ)                                                          4.10           13,375,000
                                                                                                                     --------------
                                                                                                                         18,454,686
                                                                                                                     --------------
                OREGON--0.51%
   2,400,000    Hillsboro Rev. Bonds (Oregon Graduate Institute)
                VRDN, 5.90% (LOC: Comerica Bank) (Note C)                                                 5.90            2,400,000
                                                                                                                     --------------
                PENNSYLVANIA--6.59%
   2,800,000    Allegheny Cty. Hosp. Dev. Auth. Rev. Bonds
                (Central Blood Bank) VRDN, 5.10% (LOC: PNC Bank) (Note C)                                 5.10            2,800,000
   1,000,000    Allegheny Cty. Hosp. Dev. Auth. Rev. Bonds (UPMC Health Sys.)
                Ser. A, 3.90%, due 8/1/00 (Insured: MBIA)                                                 3.75            1,000,359
   1,300,000    Bethel Township IDA (Brentwood Industries Inc. Proj.)
                VRDN, 5.20% (LOC: Corestates Bank) (Note C)                                               5.20            1,300,000
   4,020,000    Cambria Cty. IDA Rev. Bonds (Cambria Cogen Co. Proj.) Ser. 1998A2 VRDN, 5.00%
                (LOC: Bayerische Hypo -und Vereinsbank) (Note C)                                          5.00            4,020,000
   5,700,000    Carbon Cty. IDA Res. Rec. Rev. (Panther Creek Proj.) Ser. 1990A, 3.75%, due 5/11/00
                (LOC: National Westminster Bank)                                                          3.75            5,700,000
     300,000    Lower Dauphin Cty. SD GO Bonds, Ser. A, 4.00%, due 9/1/00 (Insured: MBIA)                 4.40              299,520
   1,185,000    Montgomery Cty. Higher Educ. & Health Rev. Bonds (Northwestern Corp.) 8.38%,
                due 6/1/00, prerefunded @ 102 (Note D)                                                    3.20            1,213,272
   2,500,000    EDA Rev. Bonds (SJ Bailey & Sons, Inc. Proj.) VRDN, 5.20%, (LOC: PNC Bank)                5.20            2,500,000
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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                                   MUNICIPAL PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2000 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$    500,000    Higher Educ. Rev. Bonds, Ser. A, 6.80%, due 12/1/00 (Insured: FGIC)                       4.40       $      506,775
   1,885,000    Philadelphia Hosp. & Higher Educ. Facs. Auth. Rev. Bonds
                (Northwestern Corp.) Ser. A, 8.38%, due 6/1/00, prerefunded @ 102 (Note D)                3.63            1,929,974
   1,900,000    Philadelphia IDR (Henry H. Ottens Mfg. Proj.) VRDN, 5.20%
                (LOC: First Union National Bank) (Note C)                                                 5.20            1,900,000
     500,000    Pittsburgh SD GO Bonds, 4.50%, due 9/1/00 (Insured: FGIC)                                 4.00              500,805
   2,700,000    Venango IDA (Scrubgrass Proj.) Ser. 1990A, 3.95%,
                due 6/8/00 (LOC: National Westminster Bank)                                               3.95            2,700,000
     600,000    Venango IDA (Scrubgrass Proj.) Ser. 1993, 4.00%,
                due 6/8/00 (LOC: National Westminster Bank)                                               4.00              600,000
   4,000,000    Westmoreland Cty. IDA Rev. Bonds (Advance USA Proj.)
                Ser.1999A VRDN, 5.20% (LOC: PNC Bank)(Note C)                                             5.20            4,000,000
                                                                                                                     --------------
                                                                                                                         30,970,705
                                                                                                                     --------------
                RHODE ISLAND--1.91%
   2,500,000    Ind. Fac. Corp. IDR (NFA Corp. Proj.) VRDN, 5.20% (LOC: Bank of Boston) (Note C)          5.20            2,500,000
   6,500,000    Hsg. & Mortgage Fin. Corp. Rev. Bonds (Homeownership Opportunity) Ser. 28B, 3.75%,
                due 10/1/00 (GIC: FGIC)                                                                   4.60            6,464,835
                                                                                                                     --------------
                                                                                                                          8,964,835
                                                                                                                     --------------
                SOUTH CAROLINA--6.36%
     500,000    Berkeley Cty. IDB (Amoco Chemical Proj.)
                Ser. 1997 VRDN, 6.20% (Note C)                                                            6.20              500,000
   4,000,000    Greenville City & Cty. IDR Bonds (Stevens Aviation Tech.
                Serv. Facs. Proj.) Ser. 97 VRDN, 5.20% (LOC: First Union National Bank) (Note C)          5.20            4,000,000
   1,000,000    Jobs EDA (Ellcon National Inc. Proj.) VRDN, 5.20%
                (LOC: First Union National Bank) (Note C)                                                 5.20            1,000,000
   2,150,000    Jobs EDA (JM Steel Corp. Proj.) Ser. 1999A VRDN, 5.20% (LOC: PNC Bank) (Note C)           5.20            2,150,000
   5,100,000    Jobs EDA (JM Steel Corp. Proj.) Ser. 1999B VRDN, 5.20% (LOC: PNC Bank) (Note C)           5.20            5,100,000
   2,400,000    Jobs EDA (Klockner Namasco Proj.) VRDN, 5.20% (LOC: Bayerische Landesbank GZ) (Note C)    5.20            2,400,000
   6,700,000    Jobs EDA (Zeuna Starker USA, Inc. Proj.) VRDN, 5.25%
                (LOC: Bayerische Landesbank GZ) (Note C)                                                  5.25            6,700,000
   8,000,000    Port Auth. (ABN-AMRO Munitops #7) VRDN, 4.57% (LIQ: ABN-AMRO Bank) (Note C,E)             4.57            8,000,000
                                                                                                                     --------------
                                                                                                                         29,850,000
                                                                                                                     --------------
                SOUTH DAKOTA--1.48%
   4,685,000    Sioux Falls Rev. Bonds (Evangelical Lutheran Proj.)
                VRDN, 5.15% (SBPA: Norwest Bank) (Note C)                                                 5.15            4,685,000
     250,000    Building Lease Rev. Bonds, Ser. A, 4.50%, due 12/1/00 (Insured: AMBAC)                    4.45              250,061
     400,000    HDA (Homeownership Mortgage Bonds) Ser. 1997B, 4.00%, due 5/1/00                          4.50              399,256
     600,000    HDA (Homeownership Mortgage Bonds) Ser. 1997E VRDN, 5.30%
                (GIC: WestDeutsche Landesbank GZ)                                                         5.30              600,000
   1,005,000    HDA (Homeownership Mortgage Bonds) Ser. 1997J, 4.25%, due 5/1/00                          3.40            1,005,000
                                                                                                                     --------------
                                                                                                                          6,939,317
                                                                                                                     --------------
                TENNESSEE--2.43%
   2,800,000    Franklin Cty. IDB (Franklin Ind. Inc. Proj.) VRDN, 5.25% (LOC: Nationsbank) (Note C)      5.25            2,800,000
   8,600,000    Metropolitan Government Davidson Cty. (ABN-AMRO Munitops)
                Ser. 1999-1, 3.35%, put 5/3/00 (LIQ: ABN-AMRO Bank) (Note E)                              3.35            8,600,000
                                                                                                                     --------------
                                                                                                                         11,400,000
                                                                                                                     --------------
                TEXAS--8.99%
     800,000    Austin Util. Sys. Rev. Bonds, Ser. A, 9.50%, prerefunded @ 100, due 5/15/00 (Note D)      3.35              801,835
     650,000    Austin Util. Sys. Rev. Bonds, Ser. A, 10.00%, prerefunded @ 100, due 5/15/00 (Note D)     3.65              651,539
   6,720,000    Bexar Cty. Hsg. Rev. Bonds (Eagle Trust) Ser. 94C VRDN, 5.18% (LIQ: Citibank) (Note C,E)  5.18            6,720,000
     965,000    Brazos Higher Educ. Rev. Bonds, Ser. C-1, 5.30%, due 6/1/00 (GTY: Student Loans)          4.15              965,909
     800,000    Brazos Higher Educ. Rev. Bonds, Ser. C-1, 6.20%, due 11/1/00 (GTY: Student Loans)         4.70              805,787
  12,800,000    Brazos River Auth. (Texas Util. Elec. Co. Proj.) Ser. 1994A, 3.85%, due 5/12/00
                (LOC: Canadian Imperial Bank of Commerce)                                                 3.55           12,800,000
     600,000    Brazos River Auth. (Texas Util. Elec. Co. Proj.) Ser. 1996A VRDN, 6.25%,
                (Insured: AMBAC; LIQ: Bank of New York) (Note C)                                          6.25              600,000
   2,560,000    Dept. of Hsg. & Comm. Affairs, Ser. A, 3.75%, due 5/4/00 (Insured: FGIC; LIQ: FGIC)       3.75            2,560,000
   3,045,000    Dept. of Hsg. & Comm. Affairs, Ser. A, 3.95%, due 5/4/00 (Insured: FGIC; LIQ: FGIC)       3.95            3,045,000
     700,000    Gulf Coast  Waste Disposal Auth. Solid Waste  Rev. Bonds (Amoco Oil Proj.)
                Ser. 1993 VRDN, 6.20% (Note C)                                                            6.20              700,000
     500,000    Gulf Coast  Waste Disposal Auth. Solid Waste  Rev. Bonds (Citgo Petroleum Corp. Proj.)
                Ser. 1999 VRDN, 6.25%, (LOC: Banque Nationale de Paris)  (Note C)                         6.25              500,000
   1,869,000    Houston Airport Rev. Bonds (ABN-AMRO Munitops Trust Cert.) Ser.1998-15 VRDN, 5.15%
                (LIQ: ABN-AMRO Bank) (Note C,E)                                                           5.15            1,869,000

------------------------------------------------------------------------------------------------------------------------------------

26

------------------------------------------------------------------------------------------------------------------------------------

                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                                   MUNICIPAL PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2000 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
     500,000    Houston ISD GO Bonds, Ser. A, 5.20%, due 8/15/00                                          4.25              501,328
$    200,000    Port Houston Auth. GO Bonds, 6.90%, due 10/1/00 (Insured: FSA)                            4.40       $      202,036
     300,000    Pub. Fin. Auth. Rev. Bonds (Parks & Wildlife Depts. Proj.)
                4.75%, due 2/1/01 (Insured: FSA)                                                          4.40              300,762
   2,000,000    San Antonio IDA (LGC Building LLC & KLN Steel Prod. Co. Ltd. Proj.)
                Ser. 1998 VRDN, 5.25% (LOC: Nationsbank) (Note C)                                         5.25            2,000,000
   2,000,000    San Marcos IDC Rev. Bonds (TB Woods Inc.Proj.) VRDN, 5.20% (LOC: PNC Bank) (Note C)       5.20            2,000,000
     400,000    South Texas Higher Educ. Auth. Rev. Bonds, Ser. A1, 4.75%, due 12/1/00                    4.50              400,555
   4,800,000    Veterans Hsg., Ser. 1994A-1 VRDN, 5.25% (Note C)                                          5.25            4,800,000
                                                                                                                     --------------
                                                                                                                         41,421,916
                                                                                                                     --------------
                UTAH--0.21%
   1,000,000    Trementon City IDR Bonds (La-Z-Boy Chair Co. Proj.)
                Ser. 1990 VRDN, 5.44% (LOC: NBD Bank) (Note C)                                            5.44            1,000,000
                                                                                                                     --------------
                VARIOUS STATES--4.74%
   3,340,000    Greystone Tax Exempt Cert., Ser. 1998-2 VRDN, 5.21%
                (LOC: Credit Suisse First Boston) (Note C,E)                                              5.21            3,340,000
  10,868,335    Pitney Bowes Credit Corp. Leasetops Muni Trust, Ser.1998-2 VRDN, 5.41%,
                (LIQ: Pitney Bowes Credit Corp.) (Note C,E)                                               5.41           10,868,335
   8,059,077    Pitney Bowes Credit Corp. Leasetops Muni Trust, Ser.1999-2 VRDN, 5.46%,
                (LIQ: Pitney Bowes Credit Corp.) (Note C,E)                                               5.46            8,059,077
                                                                                                                     --------------
                                                                                                                         22,267,412
                                                                                                                     --------------
                VIRGINIA--2.68%
   8,000,000    Chesapeake GO Bonds (Eagle Trust) Ser. 98-4601 VRDN, 5.13% (LIQ: Citibank) (Note C,E)     5.13            8,000,000
   2,900,000    King George Cty. IDA Rev. Bonds (Garnet of VA Inc. Proj.) VRDN, 5.20%
                (LOC: Morgan Guaranty) (Note C)                                                           5.20            2,900,000
   1,700,000    Isle of Wight IDA Rev. Bonds (Smithfield Ham & Produce Co.) VRDN, 5.20%
                (LOC: Nationsbank) (Note C)                                                               5.20            1,700,000
                                                                                                                     --------------
                                                                                                                         12,600,000
                                                                                                                     --------------
                WASHINGTON--4.16%
   2,400,000    EDA Rev. Bonds (Ace Tank Proj.) VRDN, 5.35% (LOC: US Bank) (Note C)                       5.35            2,400,000
     250,000    GO Bonds, 4.75%, due 5/1/00                                                               4.00              250,000
     500,000    Health Care Rev. Bonds (Sisters of Providence) 6.00%, due 10/1/00 (Insured: AMBAC)        4.00              504,059
   7,420,000    HFC (Boardwalk Apts. Proj.) VRDN, 5.40% (LOC: US Bank) (Note C)                           5.40            7,420,000
   2,250,000    HFC (Oxford Square Apts. Proj.) Ser. A VRDN, 5.35% (LOC: US Bank) (Note C)                5.35            2,250,000
   1,000,000    HFC Rev. Bonds (Lake Washington Apt. Proj.) VRDN, 5.20% (LOC: Bank of America) (Note C)   5.20            1,000,000
     400,000    Highline Water Dist. Rev. Bonds, 4.05%, due 11/1/00 (Insured: MBIA)                       4.00              400,095
   1,300,000    Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) VRDN, 5.35% (LOC: US Bank) (Note C)   5.35            1,300,000
   1,000,000    Port of Seattle IDR Bonds (Alaska Airlines Inc.) VRDN, 4.25%
                (LOC: Bank of New York) (Note C)                                                          4.25            1,000,000
   2,000,000    Port of Seattle Rev. Bonds, Ser. 1997 VRDN, 5.25%
                (LOC: Canadian Imperial Bank of Commerce) (Note C)                                        5.25            2,000,000
   1,000,000    Snohomish Cty. GO Bonds, 4.75%, due 12/1/00 (Insured: MBIA)                               3.95            1,004,524
                                                                                                                     --------------
                                                                                                                         19,528,678
                                                                                                                     --------------
                WEST VIRGINIA--0.45%
     775,000    Hsg. Dev. Rev. Bonds, Ser. B, 4.40%, due 11/1/00                                          4.50              774,403
   1,335,000    Raleigh Cty. Board of Educ. Public School GO Bonds, 4.00%, due 5/1/00                     3.35            1,335,000
                                                                                                                     --------------
                                                                                                                          2,109,403
                                                                                                                     --------------
                WISCONSIN--0.22%
     560,000    Janesville GO Promissory Notes, 4.50%, due 6/1/00 (Insured: FSA)                          3.85              560,297
     265,000    Monona GO Bonds, 4.30%, due 8/1/00 (Insured: FSA)                                         3.90              265,257
     200,000    Taylor Cty. GO Bonds, 4.90%, due 3/1/01 (Insured: MBIA)                                   4.50              200,643
                                                                                                                     --------------
                                                                                                                          1,026,197
                                                                                                                     --------------
                TOTAL MUNICIPAL OBLIGATIONS--99.40%                                                                     466,754,771
                OTHER ASSETS AND LIABILITIES, NET--0.60%                                                                  2,946,042
                                                                                                                     --------------
                NET ASSETS--100.00%                                                                                  $  469,700,813
                                                                                                                     ==============
                  PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS AND FINANCIAL STATEMENTS.

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                                                                                                                                 27

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--------------------------------------------------------------------------------



                       TD WATERHOUSE FAMILY OF FUNDS, INC.


                        NOTES TO SCHEDULES OF INVESTMENTS
                           April 30, 2000 (Unaudited)


(A) Variable rate securities. The rates shown are the current rates on April 30, 2000. Dates shown represent the next interest reset date.

(B) These obligations were acquired for investment, not with intent to distribute or sell. They are restricted as to public resale. These obligations  were  acquired  at a cost of  par.  On  April  30,  2000,  the aggregate value of these securities, valued at amortized cost, is $288,000,000, representing 5.4% of net assets of the Money Market Portfolio.

(C) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates. Dates shown represent the next interest reset date.

(D) Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(E) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2000, these securities amounted to $1,607,564,260, or 30.4% of net assets in the Money Market Portfolio and $65,771,099 or 14.0% of net assets in the Municipal Portfolio.


                                    DESCRIPTION OF ABBREVIATIONS

AIG   American International Group                HFC   Housing Finance Commission
AMBAC American Municipal Bond Assurance           IDA   Industrial Development Authority
      Corporation                                 IDB   Industrial Development Board
BAN   Bond Anticipation Note                      IDC   Industrial Development Corporation
COP   Certificates of Participation               IDR   Industrial Development Revenue Bond
CP    Commercial Paper                            ISD   Independent School District
CDA   Community Development Authority             LIQ   Liquidity Agreement
CSD   Central School District                     LLC   Limited Liability Corporation
DFA   Developmental Finance Authority             LOC   Letter of Credit
EDA   Economic Development Authority              LP    Limited Partnership
EDC   Economic Development Corporation            MBIA  Municipal Bond Investors Assurance
EDR   Economic Development Revenue                      Insurance Corporation
FGIC  Financial Guaranty Insurance Company        MFH   Multi-Family Housing
FSA   Financial Security Assurance Inc.           PCR   Pollution Control Revenue Bond
GIC   Guaranteed Investment Contract              RCA   Revolving Credit Agreement
GO    General Obligation                          SBPA  Standby Bond Purchase Agreement
GTY   Guarantee                                   SD    School District
HDA   Housing Development Authority               SLMA  Student Loan Marketing Association
HEFA  Health & Education Facilities Authority     SFM   Single Family Mortgage
HFA   Housing Finance Authority                   VRDN  Variable Rate Demand Note

---------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------
   |  THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED  |
   |   TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.    |
   --------------------------------------------------------------------------



--------------------------------------------------------------------------------

28


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                         |-------------------------------|
                         |              2000             |
                         |-------------------------------|
                         |                               |
                         |        SEMIANNUAL REPORT      |
                         |                               |
                         |   April 30, 2000 (Unaudited)  |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         |    TD Waterhouse Dow 30 Fund  |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         |                               |
                         --------------------------------

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                               TD WATERHOUSE TRUST
                    BOARD OF TRUSTEES AND EXECUTIVE OFFICERS


TRUSTEES                                                                        EXECUTIVE OFFICERS

George F. Staudter                        Carolyn B. Lewis                      George A. Rio*
Director of Koger Equity, Inc.            President of                          President, Treasurer
Independent Financial Consultant          The CBL Group                         and Chief Financial Officer

Richard W. Dalrymple                      Lawrence J. Toal                      Christopher J. Kelley*
President of Teamwork Mgmt., Inc.         Chairman/President/CEO of             Vice President and Secretary
                                          Dime Bancorp, Inc.
*Affiliated person of the Distributor



                      TD WATERHOUSE ASSET MANAGEMENT, INC.
                     BOARD OF DIRECTORS AND SENIOR OFFICERS


DIRECTORS

Lawrence M. Waterhouse, Jr.               Frank J. Petrilli                     Richard H. Neiman
Chairman                                  Chairman, President and               Executive Vice President,
TD Waterhouse Holdings, Inc.              Chief Executive Officer               General Counsel and Secretary


SENIOR OFFICERS
David A. Hartman                          B. Kevin Sterns                       Michele R. Teichner
Senior Vice President                     Executive Vice President              Senior Vice President
Chief Investment Officer                  Chief Financial Officer &Treasurer    Compliance, Operations
                                                                                & Administration

                                SERVICE PROVIDERS

         INVESTMENT MANAGER                       TRANSFER AGENT                    INDEPENDENT AUDITORS
 TD Waterhouse Asset Management, Inc.     National Investor Services Corp.             Ernst & Young LLP
           100 Wall Street                        55 Water Street                    787 Seventh Avenue
         New York, NY 10005                     New York, NY 10041                   New York, NY 10019

           ADMINISTRATOR &                           CUSTODIAN                          LEGAL COUNSEL
        SHAREHOLDER SERVICING                  The Bank of New York                Swidler Berlin Shereff
TD Waterhouse Investor Services, Inc.            100 Church Street                      Friedman, LLP
           100 Wall Street                      New York, NY 10286                  405 Lexington Avenue
         New York, NY 10005                                                          New York, NY 10174
     Customer Service Department                    DISTRIBUTOR
           1-800-934-4448                     Funds Distributor, Inc.           INDEPENDENT TRUSTEES COUNSEL
                                                  60 State Street                  Willkie Farr & Gallagher
                                                 Boston, MA 02109                   153 East 53rd Street
                                                                                     New York, NY 10022
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30


--------------------------------------------------------------------------------


                            TD WATERHOUSE DOW 30 FUND


DEAR SHAREHOLDER:
--------------------------------------------------------------------------------

We are pleased to provide you with the semiannual report for the TD Waterhouse Dow 30 Fund (the "Fund") for the six month period ended April 30, 2000. Total net assets were approximately $180 million as of April 30, 2000. Despite significant volatility in the latter half of this six month period, the Dow Jones Industrial AverageSM ("DJIA"SM) ended nearly unchanged, starting at 10,730 on October 31, 1999 and finishing at 10,734 on April 30, 2000. The DJIA peaked at 11,722 in mid-January before hitting a low of 9,796 in early March. Since this bottom, the DJIA has rebounded but has experienced a substantial degree of instability, along with other major market indices. On a total return basis, which includes reinvested dividends, the six month return for the DJIA was +0.76%. Your Fund had a total return for the same period of +0.60%, after expenses. Since the investment objective of the Fund is to match the performance of the DJIA before Fund expenses, we are pleased with these results. As with any investment, past performance is no guarantee of future results and there is no guarantee that the Fund's investment objective will be achieved in the future. We will continue to work diligently seeking to achieve the objective of the Fund and to provide our shareholders with an investment vehicle designed to closely emulate the performance of the DJIA.

                                [GRAPHIC OMITTED]

   In the printed version of the document, a line graph appears which depicts the following plot points:

                 3/30/98     4/30/98     5/31/98     6/30/98     7/31/98      8/31/98       9/30/98
Dow 30 Fund   $10,000.00  $10,328.48  $10,170.18  $10,245.24  $10,171.23   $ 8,652.88    $ 9,014.46
DIJA Index    $10,000.00  $10,324.82  $10,162.94  $10,234.98  $10,161.24   $ 8,646.34    $ 9,008.32

                10/31/98    11/30/98    12/31/98     1/31/99     2/28/99      3/31/99       4/30/99
Dow 30 Fund    $9,879.56  $10,507.42  $10,594.84  $10,803.44  $10,767.91  $ 11,336.26    $12,500.03
DIJA Index     $9,874.30  $10,503.96  $10,592.72  $10,802.14  $10,768.08  $ 11,338.80    $12,505.09

                 5/31/99     6/30/99     7/31/99     8/31/99     9/30/99     10/31/99      11/30/99
Dow 30 Fund   $12,255.08  $12,747.73  $12,384.68  $12,614.08  $12,052.36  $ 12,517.46    $12,709.43
DIJA Index    $12,267.22  $12,759.93  $12,399.21  $12,631.30  $12,072.40  $ 12,537.48    $12,734.36


                12/31/99     1/31/00     2/29/00      3/31/00       4/30/00
Dow 30 Fund   $13,438.66  $12,790.28  $11,857.76  $ 12,804.64    $12,587.58
DIJA Index    $13,474.72  $12,827.23  $11,897.54  $ 12,844.39    $12,630.85




           ----------------------------------------------------------
           | Dow 30 Fund Average Annual Total Return as of 4/30/00:  |
           |                     One Year: 0.76%                     |
           |            Since Inception (3/30/98): 11.72%            |
           ----------------------------------------------------------




Note:  Performance  data  quoted  represents  past  performance.   As  with  all
       investments, past performance is no guarantee of future results. The return is based on a constant investment throughout the period, includes reinvestment of dividends and reflects a net return to the shareholders after all expenses, inclusive of fee waivers. Without this waiver, the Fund's total return would have been lower. The returns shown for the DJIA reflect the reinvestment of dividends, but do not include any expenses, since an index has none. It is not possible to invest in an index. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The price performance of each of the DJIA stocks during the six months ended April 30, 2000 is shown in the chart on the following page. As can be seen in the chart, there was an unusually wide disparity in performance among the individual stocks. During the period, Home Depot executed a 3-for-2 stock split.

--------------------------------------------------------------------------------
                                                                              31

-------------------------------------------------------------------------------------------------------------------
Price                                                Price
Appreciation*  DJIA Component                        Appreciation*        DJIA Component
-------------------------------------------------------------------------------------------------------------------
82.3%          Hewlett-Packard Co.                   -2.6%                American Express Co.
-------------------------------------------------------------------------------------------------------------------
64.2%          The Walt Disney Co.                   -7.6%                McDonald's Corp.
-------------------------------------------------------------------------------------------------------------------
63.8%          Intel Corp.                           -9.0%                Minnesota Mining & Mfg Co.
-------------------------------------------------------------------------------------------------------------------
33.3%          General Motors Corp.                 -12.6%                Merck & Co., Inc.
-------------------------------------------------------------------------------------------------------------------
16.0%          General Electric Co.                 -13.2%                Philip Morris Cos. Inc.
-------------------------------------------------------------------------------------------------------------------
13.5%          Int'l Business Machines Corp.        -13.8%                The Boeing Co.
-------------------------------------------------------------------------------------------------------------------
11.4%          Home Depot Inc.                      -14.0%                SBC Communications Inc.
-------------------------------------------------------------------------------------------------------------------
9.8%           Citigroup Inc.                       -18.9%                Eastman Kodak Co.
-------------------------------------------------------------------------------------------------------------------
6.8%           Alcoa Inc.                           -20.2%                The Coca-Cola Company
-------------------------------------------------------------------------------------------------------------------
4.9%           Exxon Mobil Corp.                    -21.2%                Johnson & Johnson
-------------------------------------------------------------------------------------------------------------------
2.8%           United Technologies Corp.            -24.6%                Microsoft Corp.
-------------------------------------------------------------------------------------------------------------------
-0.1%          AT&T Corp.                           -26.4%                E.I. du Pont de Nemours and Co.
-------------------------------------------------------------------------------------------------------------------
-1.6%          Honeywell International              -28.6%                Caterpillar Inc.
-------------------------------------------------------------------------------------------------------------------
-1.9%          J.P. Morgan & Co., Inc.              -30.2%                International Paper Co.
-------------------------------------------------------------------------------------------------------------------
-2.3%          Wal-Mart Stores, Inc.                -43.1%                The Proctor & Gamble Co.
-------------------------------------------------------------------------------------------------------------------

(C) 2000 Dow Jones & Company

Notes: *Percentages reflect each stock's price appreciation only. They do not include reinvested dividends. The stocks are listed from the best performer to the worst over the most recent six month period. Performance quoted represents past performance and is not a guarantee of future results.

The U.S. stock market's performance over the Fund's most recent semiannual period was marked by strong volatility. Investor sentiment was influenced by the debate on "New Economy" versus "Old Economy" stocks as well as a renewed focus on stock valuations relative to companies' earnings. Another critical factor influencing the market was continued worry about rising interest rates resulting from the Federal Reserve Open Market Committee's ("Federal Reserve") attempt to prevent the rise of inflation from an overheating domestic economy. While the U.S. economy expanded at a strong pace over the last two calendar quarters, growing at annualized rates of 7.3% and 5.4% respectively, the continuation of this exceptionally strong growth may be doubtful in the face of continued interest rate hikes. The impact of the Federal Reserve's interest rate increases on corporate earnings, stock prices, economic growth and inflation are uncertain at this point in time.

Looking forward to the next twelve months, the market's direction will likely be primarily affected by interest rates, inflationary trends, corporate profits, and money investment flows. In light of today's economic and market environments, we believe the overall quality and underlying financial strength of the companies comprising the DJIA can provide a solid investment foundation for our shareholders' investments in the Fund.

We welcome additional investments into the Fund, and provide a number of attractive ways to invest or add to current positions. The minimum initial investment is $1,000 and $100 for subsequent purchases, although these minimums may be waived for existing customers of TD Waterhouse Investor Services, Inc. ("TD Waterhouse"). For TD Waterhouse IRA accounts, there are no minimum or subsequent investment requirements. A periodic investment plan is also available which requires a minimum investment of $100 monthly or $300 quarterly. Keep in mind, however, that periodic investing neither guarantees a profit nor protects against a loss in a declining market. You may contact TD Waterhouse's mutual funds service department at 1-800-457-6516 or your local branch office for more information.

Sincerely,

/s/Frank J. Petrilli

Frank J. Petrilli
President and Chief Operating Officer
TD Waterhouse Group, Inc.
June 8, 2000

An investment in the Fund is neither FDIC-insured nor guaranteed by the U. S. Government and is not a deposit or obligation guaranteed by any bank and is subject to investment risk, including possible loss of the principal amount invested.

Distributor: Funds Distributor, Inc.
-------------------------------------------------------------------------------
32

--------------------------------------------------------------------------------




                         --------------------------------
                                TABLE OF CONTENTS
                         --------------------------------




                  Schedule of Investments                          34


                  Statement of Assets and Liabilities              35


                  Statement of Operations                          36


                  Statement of Changes in Net Assets               37


                  Financial Highlights                             38


                  Notes to Financial Statements                    39






















--------------------------------------------------------------------------------
                                                                              33

                            TD WATERHOUSE DOW 30 FUND


                             SCHEDULE OF INVESTMENTS
                                 April 30, 2000
                                   (Unaudited)


                                                      NUMBER OF
                                                        SHARES          VALUE
--------------------------------------------------------------------------------

     COMMON STOCKS
     Alcoa Inc.                                        82,877     $  5,376,645
     American Express Co.                              82,877       12,436,730
     AT&T Corp.                                        82,877        3,869,320
     The Boeing Co.                                    82,877        3,289,181
     Caterpillar Inc.                                  82,877        3,268,462
     Citigroup Inc.                                    82,877        4,926,002
     The Coca-Cola Company                             82,877        3,900,399
     E.I. du Pont de Nemours and Co.                   82,877        3,931,478
     Eastman Kodak Co.                                 82,877        4,635,932
     Exxon Mobil Corp.                                 82,877        6,438,507
     General Electric Co.                              82,877       13,032,408
     General Motors Corp.                              82,877        7,759,359
     Hewlett-Packard Co.                               82,877       11,188,395
     Home Depot Inc.                                   82,877        4,646,292
     Honeywell International                           82,877        4,641,112
     Intel Corp.                                       82,877       10,509,839
     International Business Machines Corp.             82,877        9,251,145
     International Paper Co.                           82,877        3,045,730
     J.P. Morgan & Co., Inc.                           82,877       10,639,335
     Johnson & Johnson                                 82,877        6,837,352
     McDonald's Corp.                                  82,877        3,159,686
     Merck & Co., Inc.                                 82,877        5,759,952
     Microsoft Corp.(A)                                82,877        5,780,671
     Minnesota Mining & Manufacturing Co.              82,877        7,168,861
     Philip Morris Cos. Inc.                           82,877        1,812,934
     The Proctor & Gamble Co.                          82,877        4,941,541
     SBC Communications Inc.                           82,877        3,631,049
     United Technologies Corp.                         82,877        5,153,913
     Wal-Mart Stores, Inc.                             82,877        4,589,314
     The Walt Disney Co.                               82,877        3,589,610
                                                                   -----------

     TOTAL COMMON STOCKS (cost $165,277,189)--99.5%                179,211,153
                                                                   -----------

     OTHER (cost $1,323,971)--0.8%
     DiamondsSM Trust, Series 1                        12,558        1,349,200
                                                                   -----------

     TOTAL INVESTMENTS (cost $166,601,160)--100.3%                 180,560,353

     OTHER ASSETS AND LIABILITIES, NET--(0.3%)                        (453,135)
                                                                   -----------

     NET ASSETS--100.0%                                           $180,107,218
                                                                  ============


     (A)  Non-income producing security







             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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34

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
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                            TD WATERHOUSE DOW 30 FUND


                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2000
                                   (Unaudited)


ASSETS
    Investments in securities, at value (cost $166,601,160)                       $180,560,353
    Dividends receivable                                                               113,731
    Receivable for capital shares sold                                                 187,180
    Receivable for investment securities sold                                          632,577
    Receivable from Investment Manager & affiliates (Note 3)                            29,936
    Other assets                                                                         2,058
                                                                                 -------------
             TOTAL ASSETS                                                          181,525,835

LIABILITIES
    Bank overdraft                                                                   1,052,331
    Payable for investment securities purchased                                          1,842
    Payable for capital shares redeemed                                                322,274
    Other accrued expenses                                                              42,170
                                                                                 -------------
             TOTAL LIABILITIES                                                       1,418,617
                                                                                 -------------

NET ASSETS                                                                        $180,107,218
                                                                                 =============
    Net assets consist of:
    Paid-in capital                                                               $163,270,202
    Undistributed net investment income                                                    322
    Accumulated net realized gains from security transactions                        2,877,501
    Net unrealized appreciation on investments                                      13,959,193
                                                                                 -------------
    Net assets, at value                                                          $180,107,218
                                                                                 =============


    Shares of beneficial interest outstanding                                       16,784,519
                                                                                 =============


    Net asset value, redemption price and offering price per share (Note 2)       $      10.73
                                                                                 =============










             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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                                                                                                                                  35
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
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                                   TD WATERHOUSE DOW 30 FUND


                                    STATEMENT OF OPERATIONS
                            For the Six Months Ended April 30, 2000
                                          (Unaudited)



INVESTMENT INCOME
    Dividend income                                                               $  1,305,340
    Interest income                                                                      4,026
                                                                                  ------------

    TOTAL INVESTMENT INCOME                                                          1,309,366
                                                                                  ------------

EXPENSES
    Shareholder servicing fees (Note 3)                                                226,376
    Investment management fees (Note 3)                                                181,100
    Transfer agent fees (Note 3)                                                        45,276
    Shareholder reports and mailing                                                     71,077
    Custody fees (Note 2)                                                               39,113
    Registration fees                                                                   35,193
    Trustees' fees and expenses                                                         14,667
    Professional fees                                                                   12,808
    Other expenses                                                                      12,352
                                                                                  ------------
    TOTAL EXPENSES                                                                     637,962

Fees waived/expenses reimbursed by the Investment Manager
    and its affiliates (Note 3)                                                       (411,589)
                                                                                  ------------
    NET EXPENSES                                                                       226,373
                                                                                  ------------

    NET INVESTMENT INCOME                                                            1,082,993
                                                                                  ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
    Net realized gains from security transactions                                    3,460,090
    Net change in unrealized appreciation/depreciation on investments               (3,185,406)
                                                                                  ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                       274,684
                                                                                  ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                        $  1,357,677
                                                                                  ============











             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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36
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
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                                                      TD WATERHOUSE DOW 30 FUND

                                                 STATEMENT OF CHANGES IN NET ASSETS



                                                                           Six Months
                                                                              Ended                       Year
                                                                            April 30,                     Ended
                                                                              2000                     October 31,
                                                                           (Unaudited)                    1999
OPERATIONS:
   Net investment income                                               $    1,082,993               $    1,622,456
   Net realized gains from security transactions                            3,460,090                    2,545,555
   Net change in unrealized appreciation/depreciation on investments       (3,185,406)                  17,310,316
                                                                       --------------                -------------
Net increase in net assets from operations                                  1,357,677                   21,478,327
                                                                       --------------                -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                              (1,082,671)                  (1,622,456)
   From net realized gains on security transactions                        (3,057,262)                          --
   In excess of net investment income                                              --                       (2,724)
                                                                       --------------                -------------
Total distributions to shareholders                                        (4,139,933)                  (1,625,180)
                                                                       --------------                -------------


CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                               69,667,666                  155,677,326
   Shares issued in reinvestment of dividends                               4,139,933                    1,625,180
   Payments for shares redeemed                                           (66,229,570)                 (64,055,262)
                                                                       --------------                -------------
Net increase in net assets from capital share transactions                  7,578,029                   93,247,244
                                                                       --------------                -------------

TOTAL INCREASE IN NET ASSETS                                                4,795,773                  113,100,391

NET ASSETS:
   Beginning of period                                                    175,311,445                   62,211,054
                                                                       --------------                -------------
   End of period                                                         $180,107,218                 $175,311,445
                                                                       ==============                =============

Undistributed net investment income                                 $             322            $              --
                                                                       ==============                =============


CAPITAL STOCK TRANSACTIONS:
   Shares sold                                                              6,431,732                   15,233,177
   Shares issued for dividends reinvested                                     382,177                      159,759
   Shares redeemed                                                         (6,370,240)                  (6,294,226)
                                                                       --------------                -------------
   Net increase in shares outstanding                                         443,669                    9,098,710
                                                                       ==============                =============










                                       PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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                                                                                                                                  37
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
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                                                      TD WATERHOUSE DOW 30 FUND


                                                        FINANCIAL HIGHLIGHTS

Contained  below  is  per  share  operating  performance  data  for a  share  of beneficial interest outstanding,  total investment return, ratios to average net assets and other  supplemental data for each period indicated.  This information has been derived from the Fund's financial statements.

                                                                  Six Months
                                                                     Ended                 Year                 Period
                                                                   April 30,               Ended                 Ended
                                                                     2000               October 31,           October 31,
                                                                  (Unaudited)              1999                  1998*

       PER SHARE OPERATING PERFORMANCE
         Net asset value, beginning of period                  $        10.73         $          8.59       $         8.78
                                                               --------------        -----------------      --------------

       INVESTMENT OPERATIONS
         Net investment income                                           0.06                    0.14                 0.08
         Net realized and unrealized gains (losses)
           on investments                                                0.19                    2.14                (0.19)
                                                               --------------        -----------------      --------------

       TOTAL FROM INVESTMENT OPERATIONS                                  0.25                    2.28                (0.11)
                                                               --------------        -----------------      --------------

       DISTRIBUTIONS TO SHAREHOLDERS
         Distributions from net investment income                       (0.06)                  (0.14)               (0.08)
         Distributions from capital gains                               (0.19)                     --                   --
                                                               --------------        -----------------      --------------

         TOTAL DISTRIBUTIONS                                            (0.25)                  (0.14)               (0.08)

       Net asset value, end of period                          $        10.73          $        10.73        $        8.59
                                                               ==============        =================      ==============

       RATIOS
         Ratio of net expenses to average net assets                 0.25%(A)                    0.25%             0.25%(A)
         Ratio of net investment income to
           average net assets                                        1.20%(A)                    1.37%             1.48%(A)
         Decrease reflected in above expense ratio
           due to waivers/reimbursements by the
           Investment Manager and its affiliates (Note 3)            0.46%(A)                    0.43%             0.55%(A)

       SUPPLEMENTAL DATA
         Portfolio turnover rate                                       26%(A)                      47%                8%(A)

         Total investment return                                     0.60%(B)                26.72%(B)           (1.19%)(B)

         Net assets, end of period                             $  180,107,218          $   175,311,445       $   62,211,054
                                                              ===============        =================      ==============

         Average net assets                                    $  181,954,112          $   118,399,466       $   28,460,853
                                                              ===============        =================      ==============



* The Fund commenced operations on March 31, 1998.
(A) Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


                                       PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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38
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

--------------------------------------------------------------------------------


                            TD WATERHOUSE DOW 30 FUND


                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)


NOTE 1 -- ORGANIZATION

TD Waterhouse Trust (the "Trust") was organized as a Delaware business trust on August 6, 1999. The Trust is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company
Act of 1940, as amended (the "Act"). Shares of beneficial interest of the Trust are registered under the Securities Act of 1933, as amended. The investment objective of the Fund is to seek to track the total return of the Dow Jones
Industrial Average before Fund expenses.  The Fund commenced operations on March
31, 1998 and became part of the Trust on November 5, 1999. It is a non-diversified portfolio.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Share Valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

Securities Valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange
(normally 4:00 p.m., Eastern Time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.

Repurchase Agreements -- The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund's Investment
Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Under the terms of the custody agreement, the Fund receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Distributions to Shareholders -- Dividends arising from net investment income, if any, are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses -- Expenses directly attributable to the Fund are charged to the Fund's operations.

--------------------------------------------------------------------------------
                                                                              39



--------------------------------------------------------------------------------


                            TD WATERHOUSE DOW 30 FUND


                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)
                                   (CONTINUED)


Use of Estimates -- The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

Federal Income Taxes -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.


NOTE 3 -- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES OF THE INVESTMENT MANAGER

Under the terms of an Investment Management Agreement with TD Waterhouse Asset Management, Inc. (the "Investment Manager"), a majority-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to the Fund, the Fund pays the Investment Manager an annual investment management fee, equal to .20 of 1% of the average daily net assets of the Fund. The Investment Manager currently anticipates that it will limit the Fund's overall expense ratio to no more than 0.25% on an annual basis; however, effective January 1, 2000 the investment manager may limit expenses on an annual basis to no more than 0.45%. All expense limitations are voluntary. For the six months ended April 30, 2000, the Investment Manager voluntarily waived $164,636 of its investment management fee.

TD Waterhouse Investor Securities, Inc. ("TD Waterhouse"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Fund, the Investment Manager (not the Fund) pays TD Waterhouse a monthly fee at an annual rate of .10 of 1% of the Fund's average daily net assets.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Fund. The shareholder service plan adopted by the Fund provides that the Fund pay TD Waterhouse, a monthly fee at an annual rate of up to .25 of 1% of average daily net assets. For the six months ended April 30, 2000, TD Waterhouse voluntarily waived $205,795 of its shareholder servicing fee for the Fund.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency-related services. For such services, the Fund pays the Transfer Agent a monthly fee at an annual rate of .05 of 1% of average daily net assets. For the six months ended April 30, 2000, the Transfer Agent voluntarily waived $41,159 of its transfer agent fee for the Fund.


--------------------------------------------------------------------------------
40

--------------------------------------------------------------------------------


                            TD WATERHOUSE DOW 30 FUND


                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)
                                   (CONTINUED)


Each Trustee who is not an "interested person" ("independent Trustee") as defined in the Act, who serves on the Board of Trustees of one or more portfolios in the "Fund Complex" (which includes the Trust, TD Waterhouse Family of Funds, Inc. and National Investors Cash Management Fund, Inc.) receives:

1.   a base annual retainer of $12,000, payable quarterly;
2. a supplemental annual retainer of $5,000, if serving on the Board of Trustees/Directors of more than one company in the Fund Complex, and
3.   a meeting fee of $2,000 for each meeting attended.

Compensation is allocated between the companies and among the respective portfolios.

The Fund placed all of its portfolio transactions with TD Waterhouse. There were no commissions paid to TD Waterhouse for the six months ended April 30, 2000.


NOTE 4 - INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investment securities, other
than   short-term   investments,   amounted  to  $27,975,743   and   $23,214,327
respectively, for the six months ended April 30, 2000.

The cost of portfolio investments for Federal income tax purposes was $166,601,160 as of April 30, 2000. Accordingly, net unrealized appreciation for Federal income tax purposes aggregated $13,959,193, consisting of $29,159,523 gross unrealized appreciation and $15,200,330 gross unrealized depreciation.





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|    This Report has been prepared for shareholders and may be distributed     |
|    to others only if preceded or accompanied by a current prospectus.        |
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